                                                                       [GRAPHIC]

                                                               SOGEN FUNDS, INC.

                                                        SoGen International Fund

                                                             SoGen Overseas Fund

                                                                 SoGen Gold Fund

                                                                SoGen Money Fund





                                                                   ANNUAL REPORT

                                                                  March 31, 1999

                               SoGen Funds, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

  Six months ago, in my letter to you, I wrote: "At the SoGen Funds, we have been so-called "value' investors on your behalf for almost twenty years. Over such a long period of time, value--as SoGen International Fund's long-term rec-ord demonstrates--has been the appropriate approach for risk averse investors."

  Then, I went on to note that our value approach and our long-time focus on the securities of small and medium size companies had hurt SoGen International Fund's and SoGen Overseas Fund's returns in recent years. In the past few weeks, both Funds' returns have improved. A couple of weeks don't make a trend, and as Benjamin Graham used to say, "the future is uncertain", so I shall not extrapolate. However, I believe that our patience (and yours) will be rewarded.

  In any case, because we see ourselves as stewards of your savings, we shall not engage in overpaying for hypothetical growth and even less in the specula-tion that we witness here and there. Even if those games stay popular--for a while. Because we all know how (though not when) they end, and the risks are simply too great. So--as we have done for twenty years--we shall look through-out the world for major discrepancies between what we perceive a company to be worth and the market price of that company's security.

  To illustrate, a large holding in both SoGen International Fund and SoGen Overseas Fund is Buderus AG, a German manufacturer of heating systems. This is a rather mundane business admittedly, and the local environment has been diffi-cult in recent years for construction and for consumer spending in general. Nevertheless, the company has managed to develop its business in other European countries and to grow its profits 5% to 10% a year, its return on capital em-ployed is excellent and the stock sells for less than half what we think the company is worth. In addition, the Board of Directors of Buderus AG has just authorized a buy-back of up to 10% of the shares outstanding over the next eighteen months, following newly revised German law.

  In the case of Buderus AG, time will tell. But in the case of another large Fund holding--CDL Hotels International Ltd., which trades in Hong Kong,--we were recently rewarded for our patience. In April 1999, management announced a financial restructuring, a way to make the value surface. The stock went up by 33% in one day upon the announcement.

  So, even if institutional investors worldwide continue to be hung up on "big growth", we believe that "small value" may still be recognized. Several scena-rios can realistically unfold: management may decide to buy back stock or to take steps to unlock the value; corporate acquirers ("strategic" or financial) may be lured by modest valuations and therefore become willing to pay a premium for control.

SoGen International Fund

  Over the past twenty years (March 31, 1979 to March 31, 1999) the value of an investment in your Fund increased at a compounded annual rate of 14.93%. Over the past fifteen, ten and five years, the rates were 12.63%, 10.02% and 7.18%, respectively. Over the past twelve months the net asset value declined 7.95%.*

  As of March 31, 1999 your Fund's net assets, on an economic basis, were in-vested as follows:

             U.S. stocks(/1/)                   22.5%
             Foreign stocks(/1/)                43.9
             U.S. dollar bonds                  20.0
             Foreign currency bonds              2.8
             Gold-related securities             6.3
             U.S. dollar cash and
              equivalents(/2/)                   4.5
                                               -----
                                               100.0%
                                               =====

--------
(/1/Includes)convertible bonds with moderate premia.
(/2/Includes)floating rate securities.

  The ten largest equity holdings were: Buderus AG (German manufacturer of heating systems); Fuji Photo Film Co., Ltd. (Japanese film and imaging compa-
ny); Manpower, Inc. (leading global temporary employment organization); Kuhne & Nagel International AG (Swiss based freight forwarding company); CDL Hotels In-ternational Ltd. (Hong Kong listed chain of hotels located in various parts of the world); Bank for International Settlements, U.S. and French tranches (the central banks' central bank, with some gold assets); Societe Generale d'Affichage D.R.C. (Swiss billboard advertising company); Rayonier, Inc. (U.S. forest products company); Secom Co., Ltd. (Japanese provider of security serv-
ices); and San Juan Basin Royalty Trust (U.S. trust that receives royalties on gas properties).

SoGen Overseas Fund

  From inception (five years and seven months ago), the value of an investment in your Fund increased at a compounded average annual rate of 8.98%. Over the past twelve months, the net asset value declined 6.46%.*

  As of March 31, 1999 your Fund's net assets, on an economic basis, were in-vested as follows:

             Foreign stocks(/1/)                87.3%
             U.S. dollar bonds                   6.3
             Foreign currency bonds              2.6
             U.S. dollar cash and equivalents    3.8
                                               -----
                                               100.0%
                                               =====

--------
(/1/Includes)convertible bonds with moderate premia.

  The ten major holdings were Kuhne & Nagel International AG Bearer (Swiss based freight forwarding company); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); So-ciete Generale d'Affichage D.R.C. (Swiss billboard advertising company); CDL Hotels International Ltd. (Hong Kong listed chain of hotels located throughout the world); Sagem ADP (French electronics company); Buderus AG (German manufac-turer of heating systems); Nichido Fire and Marine Insurance (Japanese non-life insurance company); Antofagasta Holdings plc (UK listed company with assets in Chile); Legrand ADP (French low-voltage electrical fittings manufacturer); and Industrias Penoles S.A. de C.V. (Mexican silver mining company).

SoGen Gold Fund

  From inception (five years and seven months ago), the value of an investment in your Fund decreased at a compounded average annual rate of 7.53%. Over the past twelve months, the net asset value declined 22.77%.*

  As of March 31, 1999 your Fund's net assets, on an economic basis, were in-vested as follows:

             Freeport McMoRan Copper and Gold   21.0%
              (Preferred Series B, C, and D)
             Bank for International
              Settlements                       10.0
              (U.S. and French Tranches)
             U.S. securities                    20.1
             Canadian securities                11.6
             Australian securities               3.4
             South African securities           20.8
             Miscellaneous securities           13.2
             U.S. dollar cash and equivalents   (0.1)
                                               -----
                                               100.0%
                                               =====

  Market sentiment remains hostile to gold--central banks, if not outright sellers, are willing lenders of their gold, which allows mining companies to sell forward and hedge funds to sell short. That creates a somewhat artificial pressure on the price of bullion. Since the world financial system continues-- we believe--to be fragile, gold retains its appeal as an insurance policy and a diversification tool.

SoGen Money Fund

  Short-term interest rates are still low. However, a strong U.S. economy, pos-sible acceleration in Europe and some indication of improvement in Asia (in-cluding Japan) may lead to higher interest rates in the United States at some point in the future.

                                          Sincerely yours,

             [Logo of Jean-Marie Eveillard signature appears here]
                                          Jean-Marie Eveillard
                                          President

April 28, 1999


--------
* These figures assume the immediate reinvestment of all dividends and distri-butions and do not give effect to the deduction of the Fund's sales load. (See the "Investment Results" section of this report for further informa-tion.)

                               SoGen Funds, Inc.
                               INVESTMENT RESULTS

             Comparisons of Change in Value of a $10,000 Investment
                    in SoGen Funds, Inc. and Various Indices

                            SoGen International Fund
              Average Annual Rates of Return as of March 31, 1999

                          1 Year     5 Year    10 Year
                          ------     ------    -------
                         (11.41%)     6.36%     9.60%


            SoGen International Fund   MSCI World Index    JP Morgan Global Government      Consumer Price Index
                                                                       Bond Index
3/31/89               9627                10000                       10000                         10000
3/31/90              10800                 9771                       10553                         10515
3/31/91              11451                10394                       12077                         11030
3/31/92              12886                10281                       13617                         11382
3/31/93              14802                11521                       15423                         11725
3/31/94              17687                13078                       16400                         12036
3/31/95              18152                14297                       18381                         12371
3/31/96              21705                17160                       19592                         12723
3/31/97              23764                18765                       20004                         13074
3/31/98              27174                24763                       21319                         13254
3/31/99              25013                27894                       23394                         13491


                               SoGen Funds, Inc.
                         INVESTMENT RESULTS (continued)

                              SoGen Overseas Fund

              Average Annual Rates of Return as of March 31, 1999


                                           Since Inception
                        1 Year      5 Year    8/31/93
                        ------      ------    -------
                        (9.99%)     6.15%     8.23%




                  SoGen Overseas Fund   MSCI EAFE Index   Consumer Price Index

8/31/93                  9625                10000            10000
9/30/93                  9625                 9775            10014
3/31/94                 11107                10204            10159
9/30/94                 11569                10736            10311
3/31/95                 11280                10824            10442
9/30/95                 12336                11357            10573
3/31/96                 13477                12159            10738
9/30/96                 13995                12336            10890
3/31/97                 15116                12335            11035
9/30/97                 16273                13838            11132
3/31/98                 16627                14631            11187
9/30/98                 14298                12684            11291
3/31/99                 15554                15518            11387

                                SoGen Gold Fund

              Average Annual Rates of Return as of March 31, 1999

                                            Since Inception
                        1 Year      5 Year      8/31/93
                        ------      ------      -------
                       (25.62%)    (11.44%)     (8.16%)


                          SoGen Gold Fund      MSCI World Index             FT Gold Mines Index    Consumer Price Index
8/31/93                         9625                10000                         10000                 10000
9/30/93                         9644                 9813                         8922                  10014
3/31/94                        10991                10032                        10826                  10159
9/30/94                        12098                10555                        12362                  10311
3/31/95                        10976                10967                        10264                  10442
9/30/95                        11784                12074                        10561                  10573
3/31/96                        12602                13163                        12414                  10738
9/30/96                        11707                13725                         9849                  10890
3/31/97                        11063                14394                         8706                  11035
9/30/97                        10082                17035                         8111                  11132
3/31/98                         8050                18995                         6091                  11187
9/30/98                         7191                17058                         5855                  11291
3/31/99                         6217                21397                         4622                  11387

                               SoGen Funds, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  Despite concerns over the effects of the Asian crisis on global economies, U.S. and European stock market indices continued to rise until mid-July 1998 when markets worldwide fell steeply after Russia devalued its currency and de-faulted on its Ruble denominated obligations. In September, markets were also shattered by the news of the collapse of a large, highly leveraged U.S. hedge fund. Meanwhile, as oil prices suffered sharp declines, the outlook for Latin America worsened and caused local markets to fall further. The U.S. market re-covered by year end, when fears of instability began to subside. European mar-kets stabilized toward the end of the year, with large capitalization stocks strengthening ahead of the introduction of the euro on January 1, 1999.

  In Asia, Japanese equities continued to disappoint as stocks weakened in re-action to the release of deteriorating economic data and slow progress in the implementation of reforms. However, in March 1999 the market began to turn in reaction to merger activity and government action aimed at strengthening the banking system. In the rest of Asia, performance was also far stronger, with countries such as South Korea rebounding sharply at the beginning of the year.

SoGen International Fund

  The Fund's net asset value declined 7.95%* between April 1, 1998 and March 31, 1999. In a difficult environment in many parts of the world, smaller stocks--and particularly value stocks--fared poorly in the United States as well as in Europe and Japan for most of the period: their prices collapsed when markets were rocked by unexpected events and failed to recover when larger growth stocks rebounded. Fund performance was also negatively affected by sharp declines in commodity prices, which caused significant weakness in our energy and forest products investments. Meanwhile our holdings in cyclical stocks re-mained depressed until March 1999 when they regained some strength. Bond hold-ings were little changed over the course of the year. Finally, the performance of the dollar had a limited impact on the net asset value of the Fund since partial hedges remained in place throughout the year.

SoGen Overseas Fund

  The Fund's net asset value declined 6.46%* between April 1, 1998 and March 31, 1999. The difference in performance between the two Funds can be attributed to two factors: firstly, as certain Asian markets rebounded at the beginning of 1999, the net asset value of the Fund firmed, since investments in Japan ac-counted for nearly 23% of net assets, while South Korea represented about 2% of the Fund's assets at the end of the fiscal year. Secondly, the Fund's invest-ments in commodity related stocks are not a significant factor: the Fund was therefore not as negatively impacted as SoGen International Fund by the sharp declines in commodity prices. However, the majority of the Fund's assets are invested in small "value" stocks, which performed poorly over the period under consideration.

SoGen Gold Fund

  Between April 1, 1998 and March 31, 1999, the price of gold fell 7%, ending the period at $279.80/oz. The Fund's net asset value declined 22.77%* over the period. Precious metals remained extremely volatile during that time, gaining while global equity markets suffered significant setbacks in the late summer and falling back when markets stabilized. The Fund's holdings remain widely di-versified across the world. We continue to avoid speculative and overpriced mining stocks, while favoring securities that we consider proxies for the price of gold.

--------
* These figures assume the immediate reinvestment of all dividends and distri-butions and do not give effect to the deduction of the Fund's sales load. (See the "Investment Results" section of the report for further information.)

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--U.S.
            Gold Related (1.96%)
    727,500 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "C' (d)....   $   24,477,371 $    9,457,500
    600,000 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "B' (d)....       21,347,115      9,187,500
    485,000 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "D' (d)....       10,022,366      6,305,000
      7,182 Case, Pomeroy & Co., Inc. Class
             "A'...............................        7,110,698      7,864,290
    295,000 Newmont Mining Corporation.........       10,713,856      5,162,500
    315,000 Homestake Mining Company...........        5,930,021      2,716,875
                                                  -------------- --------------
                                                      79,601,427     40,693,665
                                                  -------------- --------------
            Metals and Minerals (0.12%)
     50,000 Reynolds Metals Company............        2,379,868      2,415,625
                                                  -------------- --------------
            Energy (3.49%)
  3,705,000 San Juan Basin Royalty Trust (c)...       25,078,754     24,314,063
    285,000 Murphy Oil Corporation.............       12,374,370     11,827,500
    145,000 Burlington Resources Inc. .........        4,975,896      5,790,938
    415,000 North European Oil Royalty Trust...        6,537,312      5,550,625
  1,245,000 Kaneb Services, Inc. (a)...........        4,318,833      5,057,813
    350,000 ENSCO International Incorporated...        2,832,538      4,659,375
    175,000 Weatherford International, Inc.
             (a)...............................        3,938,918      4,571,875
    350,000 Rowan Companies, Inc. (a)..........        2,334,326      4,440,625
     40,000 Sealed Air Corporation $2 Pfd.
             "A'...............................        1,420,642      1,980,000
     35,000 Tosco Financing Trust $2.875 Conv.
             Pfd. (b)..........................        1,905,313      1,688,750
     75,000 Patina Oil & Gas Corporation $1.78
             Conv. Pfd.........................        1,993,232      1,443,750
    250,241 The Home-Stake Oil & Gas Company
             (c)...............................          825,100        985,950
                                                  -------------- --------------
                                                      68,535,234     72,311,264
                                                  -------------- --------------
            Forest Products (2.72%)
    675,000 Rayonier Inc. .....................       22,718,215     27,042,188
    615,000 Greif Bros. Corporation Class "A'
             (c)...............................       11,017,026     13,530,000
    500,000 Longview Fibre Company.............        7,764,907      5,781,250
    225,000 Georgia-Pacific Corporation, Timber
             Group.............................        4,846,035      5,048,438
    145,000 Deltic Timber Corporation..........        2,668,634      3,443,750
     54,000 Plum Creek Timber Company, L.P.....          213,222      1,539,000
                                                  -------------- --------------
                                                      49,228,039     56,384,626
                                                  -------------- --------------
            Agriculture (0.44%)
    100,000 Monsanto Company...................        4,272,269      4,593,750
     75,000 Deere & Company....................        1,085,028      2,896,875
     60,000 Tejon Ranch Company................        1,216,287        993,750
        497 J.G. Boswell Company...............          573,840        569,065
                                                  -------------- --------------
                                                       7,147,424      9,053,440
                                                  -------------- --------------
            Automotive (0.34%)
    300,000 Bandag Incorporated, Class "A'.....       15,255,998      7,125,000
                                                  -------------- --------------
            Building Materials (0.11%)
    215,000 Justin Industries..................        2,957,812      2,365,000
                                                  -------------- --------------
            Capital Goods (1.72%)
    445,000 Woodward Governor Company..........        8,989,190     11,125,000
    345,000 Blount International, Inc. Class
             "A'...............................        5,944,977      9,961,875
    500,000 Kaiser Ventures Inc. (a)...........        6,163,495      5,218,750
     95,000 The Manitowoc Company, Inc.........        1,140,415      3,978,125

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--U.S.
             (continued)
            Capital Goods (continued)
      4,805 Conbraco Industries, Inc. (e)......   $    1,568,050 $    2,594,700
     70,000 Tennant Company....................        1,766,194      2,397,500
    112,500 MFRI, Inc. (a).....................          615,940        351,563
                                                  -------------- --------------
                                                      26,188,261     35,627,513
                                                  -------------- --------------
            Specialty Chemicals (0.78%)
  2,323,500 Lawter International, Inc. (c).....       27,446,796     16,264,500
                                                  -------------- --------------
            Transportation (0.35%)
     35,000 AMR Corporation (a)................        1,253,452      2,049,687
     55,000 Burlington Northern Santa Fe
             Corporation.......................        1,458,633      1,808,125
    115,468 Heartland Express, Inc. (a)........          194,998      1,753,670
     55,000 Florida East Coast Industries,
             Inc...............................          979,804      1,646,562
                                                  -------------- --------------
                                                       3,886,887      7,258,044
                                                  -------------- --------------
            Electronics (0.68%)
    500,000 UCAR International, Inc............        8,951,145      7,062,500
    345,000 BEI Technologies Inc...............        1,971,186      3,708,750
    125,000 Applied Power Inc. Class "A'.......        1,706,289      3,406,250
                                                  -------------- --------------
                                                      12,628,620     14,177,500
                                                  -------------- --------------
            Technology (1.78%)
    425,000 NCR Corporation (a)................       12,002,276     21,250,000
    335,000 Scott Technologies Inc. (a)........        4,877,360      5,820,625
    200,000 Wang Laboratories Inc..............        4,091,565      3,925,000
    275,000 Evans & Sutherland Computer
             Corporation (a)...................        6,977,838      3,300,000
    200,000 Aydin Corporation (a)..............        2,114,513      2,637,500
                                                  -------------- --------------
                                                      30,063,552     36,933,125
                                                  -------------- --------------
            Consumer Products (2.90%)
    765,000 Dole Food Company, Inc. ...........       22,214,912     22,758,750
    196,647 Allen Organ Company, Class "B'.....        6,223,084      7,472,586
    500,000 Sturm, Ruger & Company, Inc........        7,200,561      5,000,000
    185,000 St. John Knits, Inc. ..............        2,988,504      4,879,375
     75,000 Adolph Coors Company, Class "B'....        1,461,900      4,050,000
    165,000 Jostens, Inc. .....................        3,232,860      3,506,250
    150,000 Furniture Brands International,
             Inc. (a)..........................          923,625      3,318,750
    165,000 Polaroid Corporation...............        4,196,261      3,310,312
    700,000 The Topps Company, Inc. (a)........        3,831,713      3,062,500
    200,000 A.T. Cross Company, Class "A'......        2,508,927      1,462,500
    177,300 Baldwin Piano & Organ Company (c)..        1,712,676      1,418,400
                                                  -------------- --------------
                                                      56,495,023     60,239,423
                                                  -------------- --------------
            Distribution (0.41%)
    800,000 Hancock Fabrics, Inc...............        7,671,312      5,050,000
    143,088 Weyco Group Inc. ..................        1,457,019      3,434,112
                                                  -------------- --------------
                                                       9,128,331      8,484,112
                                                  -------------- --------------
            Health Care (0.03%)
    400,000 BEI Medical Systems Inc. (a)(c)....          681,560        600,000
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--U.S.
             (continued)
            Media (1.32%)
    355,000 GC Companies, Inc. (a).............   $   11,880,672 $   11,160,313
    445,000 United States Satellite
             Broadcasting Company, Inc. Class
             "A' (a)...........................        4,367,717      7,620,625
    100,000 Pulitzer Inc.......................        1,249,577      4,043,750
    100,000 Hearst-Argyle Television, Inc.
             (a)...............................          583,693      2,462,500
     34,924 Mills Music Trust (c)(e)...........        1,055,337      1,431,884
    217,000 Integrity Incorporated, Class "A'
             (a)(c)............................        1,077,040        759,500
                                                  -------------- --------------
                                                      20,214,036     27,478,572
                                                  -------------- --------------
            Services (2.70%)
  1,535,000 Manpower Inc. .....................       51,057,293     35,880,625
    725,000 UniFirst Corporation (c)...........       10,238,952     15,315,625
    155,000 Borg-Warner Security Corporation
             (a)...............................        2,731,925      2,596,250
     79,792 KinderCare Learning Centers, Inc.
             (a)...............................        1,024,327      2,234,176
                                                  -------------- --------------
                                                      65,052,497     56,026,676
                                                  -------------- --------------
            Financial Companies (0.35%)
    115,000 Leucadia National Corporation......        3,705,129      3,478,750
    127,500 East Texas Financial Services, Inc.
             (c)...............................          959,375      1,402,500
     77,500 Redwood Financial, Inc. (a)(c).....          715,313      1,036,562
     15,113 Metairie Bank and Trust Company
             (e)...............................          254,172        513,842
     45,000 First Federal Financial Bancorp,
             Inc. (c)..........................          490,100        483,750
     20,000 Catskill Financial Corporation.....          210,000        303,750
                                                  -------------- --------------
                                                       6,334,089      7,219,154
                                                  -------------- --------------
            Utilities (1.08%)
    210,000 CalEnergy Capital Trust 6 1/2%
             Conv. Pfd. (b)....................       10,076,250      9,397,500
     25,000 CalEnergy Capital Trust 6 1/2%
             Conv. Pfd.........................        1,070,875      1,118,750
    200,000 Midamerican Energy Holdings Co.....        3,728,090      5,600,000
     60,000 The Montana Power Company..........        1,277,675      4,413,750
     65,000 IdaCorp Inc. ......................        1,604,025      1,909,375
                                                  -------------- --------------
                                                      17,756,915     22,439,375
                                                  -------------- --------------
            Real Estate (2.80%)
    600,000 Crescent Real Estate Equities
             Company...........................        9,350,294     12,900,000
    556,896 Archstone Communities Trust........        9,435,782     11,207,529
    435,000 Security Capital European Realty
             (e)...............................        8,699,990      8,700,000
    293,450 Security Capital Group, Inc. Class
             "B'...............................        4,759,994      3,924,894
    175,000 Security Capital U.S. Realty
             SICAF.............................        1,949,581      1,373,750
    500,000 Catellus Development Corporation
             (a)...............................        3,884,086      6,687,501
    303,625 Alico, Inc. .......................        5,959,497      4,630,281
    197,739 Regency Realty Corp................        4,625,320      3,707,615
    235,000 Price Enterprises, Inc. 8 3/4%
             Pfd., Series "A'..................        2,707,118      3,422,188
     41,197 Price Enterprises, Inc.............          114,255        229,158
     50,000 Prologis Trust Conv. 7% Pfd.,
             Series "B'........................        1,193,710      1,271,875
                                                  -------------- --------------
                                                      52,679,627     58,054,791
                                                  -------------- --------------
            Common and Preferred Stocks--Non
             U.S.
            Gold Related (3.13%)
      3,535 Bank for International Settlements
             (U.S. Tranche)....................       18,548,191     19,880,345
      2,475 Bank for International Settlements
             (French Tranche)..................       12,734,695     10,096,923
    585,000 Franco-Nevada Mining Corp. Ltd.....        7,325,495      9,265,408
    165,000 Euro-Nevada Mining Corp. Ltd. .....          133,798      2,203,280

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--Non
             U.S. (continued)
            Gold Related (continued)
  1,000,000 Gold Fields Limited................   $    8,079,820 $    5,771,104
    750,000 Pan American Silver Corp. (a)......        2,579,121      3,926,441
    575,000 Meridian Gold Inc. (a).............        2,086,705      3,315,109
    625,000 Harmony Gold Mining Company Ltd. ..        2,988,761      2,932,224
    550,000 Driefontein Consolidated Ltd. ADR..        4,834,608      2,200,000
  2,500,000 Normandy Mining Limited............        3,000,483      2,005,132
    155,000 Placer Dome Inc. ..................        2,672,346      1,734,063
    407,250 St. Helena Gold Mines Ltd. ADR.....        3,408,636        967,219
     95,250 St. Helena Gold Mines Ltd..........          666,203        247,403
  1,428,590 Compania Minera Arcata S.A. .......        1,147,893        450,051
                                                  -------------- --------------
                                                      70,206,755     64,994,702
                                                  -------------- --------------
            United Kingdom (2.09%)
  4,500,000 Antofagasta Holdings plc (21)......       19,736,337     18,606,510
    915,000 Lonmin plc (21)....................        4,866,145      6,703,784
  3,000,000 Lonrho Africa plc (21).............        4,564,749      2,538,900
  3,605,000 McBride plc (12)...................        9,611,210      5,927,485
  2,725,000 Royal Doulton plc (12).............       10,072,500      4,129,138
    235,000 Scottish Media Group plc (15)......        1,712,987      3,278,687
    500,000 IMI plc (7)........................        2,115,191      2,123,810
                                                  -------------- --------------
                                                      52,679,119     43,308,314
                                                  -------------- --------------
            Finland (0.30%)
     86,950 Vaisala Oy A (11)..................        2,938,395      6,287,333
                                                  -------------- --------------
            Sweden (0.84%)
    245,000 Investor AB "B' (20)...............        9,949,201     10,707,392
    535,000 IRO AB (7).........................        5,641,561      4,416,496
    500,000 Gorthon Lines AB "B' (9)...........        2,602,502      1,942,384
    181,000 Bylock & Nordsjofrakt AB "B' (9)...          738,090        340,585
                                                  -------------- --------------
                                                      18,931,354     17,406,857
                                                  -------------- --------------
            Norway (0.32%)
    552,300 Schibsted ASA (15).................        6,272,386      6,563,449
                                                  -------------- --------------
            Denmark (0.52%)
    225,000 Carlsberg International A/S, "B'
             (12)..............................       11,883,073      9,072,712
     15,000 Kobenhavns Lufthavne A/S (9).......          660,492      1,594,796
                                                  -------------- --------------
                                                      12,543,565     10,667,508
                                                  -------------- --------------
            Netherlands (1.16%)
     85,000 Koninklijke Philips Electronics NV
             (10)..............................        2,398,670      7,007,188
    275,000 Holdingmaatschappij de Telegraaf,
             NV (15)...........................        2,087,913      6,930,134
    318,500 Apothekers Cooperatie OPG U.A.
             (14)..............................        7,826,348      6,806,074
    265,000 European City Estates (c)(19)......        3,906,649      3,289,014
                                                  -------------- --------------
                                                      16,219,580     24,032,410
                                                  -------------- --------------
            Belgium (0.37%)
     25,000 Deceuninck Plastics Industries SA
             (6)...............................        2,756,148      7,732,826
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--Non
             U.S. (continued)
            Germany (5.19%)
    127,750 Buderus AG (c)(7)..................   $   55,854,276 $   41,224,382
     20,500 Axel Springer Verlag AG (15).......        8,969,120     19,690,916
    135,000 Bertelsmann AG D.R.C. (15).........       16,802,494     16,631,028
    325,000 Bayer AG (8).......................        6,519,726     12,083,553
    250,000 Hornbach Holding AG Pfd. (13)......       18,126,551      9,578,344
     21,500 Sudzucker AG Pfd. (4)..............        8,920,153      7,541,259
     18,000 Signalbau Huber AG Pfd. (9)........        2,256,522        961,612
                                                  -------------- --------------
                                                     117,448,842    107,711,094
                                                  -------------- --------------
            France (7.77%)
    200,000 Legrand ADP (7)....................       15,440,898     24,175,200
     61,950 Sagem ADP (10).....................       18,938,326     21,060,754
     54,459 Promodes C.I. (13).................        2,206,593     20,747,531
     42,000 Eurafrance (20)....................       16,574,225     20,171,182
     16,250 Taittinger C.I. (12)...............        4,109,200      6,752,058
      1,682 Taittinger (12)....................          518,284      1,052,873
     26,888 Societe Sucriere de Pithiviers-le-
             Vieil (c)(4)......................       10,436,373      9,663,285
     65,000 Elf Aquitaine (2)..................        4,470,992      8,825,027
    118,500 Gaumont SA (15)....................        6,109,144      7,545,576
     30,000 Vivendi (18).......................        3,079,828      7,378,832
    163,201 Emin Leydier (3)...................        8,351,488      6,710,731
     70,579 NSC Groupe (c)(7)..................       12,515,544      5,979,532
    145,000 Eramet (1).........................        7,833,397      5,242,457
     43,500 Sabeton SA (c)(20).................        5,905,048      5,140,737
     75,000 Crometal (7).......................        5,059,728      3,642,469
     50,000 C.G.D.E. Michelin "B' (5)..........        2,203,862      2,242,142
     39,048 Conflandey (1).....................        1,873,429      1,364,997
     10,479 Robertet SA C.I. (12)..............          781,686      1,176,184
      5,112 Robertet SA (12)...................          527,638        628,952
      7,500 Societe Francaise des Papiers
             Peints (12).......................        1,113,969        898,476
      8,500 Marie Brizard et Roger
             International SA (12).............        1,787,269        610,963
     23,992 Precia SA (7)......................        1,153,636        216,210
                                                  -------------- --------------
                                                     130,990,557    161,226,168
                                                  -------------- --------------
            Switzerland (5.29%)
     43,950 Kuhne & Nagel International AG
             Bearer (9)........................       26,824,359     34,143,417
     70,000 Societe Generale d'Affichage D.R.C.
             (15)..............................       24,670,179     27,426,873
     64,500 Sika Finanz AG Bearer (6)..........       15,801,764     17,189,252
     41,500 Edipresse SA Bearer (15)...........       10,853,695      9,531,852
      3,000 Lindt & Sprungli AG PC (12)........        2,661,221      8,106,465
      4,150 Nestle SA Registered (12)..........        5,277,735      7,538,573
     10,000 SAirgroup D.R.C. (a)(9)............          619,946      2,151,591
     15,000 Vetropack Holding AG Bearer (12)...        3,101,361      1,823,955
     30,000 Pelikan Holding AG Bearer (a)(12)..        2,797,748      1,803,688
                                                  -------------- --------------
                                                      92,608,008    109,715,666
                                                  -------------- --------------
            Austria (0.14%)
     70,000 Flughafen Wien AG (9)..............        2,910,556      2,959,951
                                                  -------------- --------------
            Italy (0.31%)
  8,150,000 Montedison SpA Non Convertible
             Savings Shares (21)...............        3,911,487      6,517,753
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--Non
             U.S. (continued)
            Spain and Portugal (0.24%)
    185,000 Espirito Santo Financial Group SA
             (17)..............................   $    3,130,994 $    2,925,312
     10,000 Corporacion Financiera Alba SA
             (20)..............................          691,324      1,430,006
     65,000 Compania de Celulose do Caima SA
             (3)...............................        1,182,050        698,706
                                                  -------------- --------------
                                                       5,004,368      5,054,024
                                                  -------------- --------------
            Greece (0.02%)
     74,990 H. Benrubi & Fils SA (12)..........          256,424        423,441
                                                  -------------- --------------
            Israel (0.17%)
    650,000 The Israel Land Development Company
             Ltd. (21).........................        2,511,293      3,548,167
                                                  -------------- --------------
            Commonwealth of Independent States
             (0.04%)
    556,624 Firebird Fund, L.P. (a)(b)(e)(22)..        1,000,000        818,488
                                                  -------------- --------------
            Japan (11.17%)
  1,000,000 Fuji Photo Film Co., Ltd. (12).....       24,615,338     37,737,438
    265,000 Secom Co., Ltd. (16)...............       14,490,872     25,045,698
    145,000 Toho Co., Ltd. (15)................       19,610,428     19,603,673
    305,000 Ito-Yokado Co., Ltd. (13)..........       14,346,167     19,577,138
    800,000 Shimano Inc. (12)..................       15,386,134     19,441,520
  3,105,000 The Nichido Fire & Marine Insurance
             Co., Ltd. (17)....................       20,086,002     18,151,624
  4,000,000 The Dai-Tokyo Fire & Marine
             Insurance Co., Ltd. (17)..........       23,146,240     14,252,622
  2,625,000 Nisshinbo Industries, Inc. (12)....       20,255,676     10,016,636
    750,000 The Tokio Marine & Fire Insurance
             Co., Ltd. (17)....................        7,049,428      8,535,147
  1,000,000 Hitachi, Ltd. (11).................        7,616,128      7,387,441
  2,250,000 Hanshin Electric Railway Co., Ltd.
             (9)...............................        9,288,539      7,107,358
    500,000 Shiseido Company, Ltd. (12)........        5,799,606      6,907,299
  1,650,000 Okumura Corporation (7)............        7,976,102      6,754,833
  1,905,000 Aida Engineering, Ltd. (7).........       12,638,683      6,498,968
    445,000 Chofu Seisakusho Co., Ltd. (12)....        8,505,634      5,652,698
  1,450,000 The Dowa Fire & Marine Insurance
             Co., Ltd. (17)....................        7,172,846      4,946,721
  2,350,000 Iino Kaiun Kaisha, Ltd. (9)........        9,241,772      4,473,740
  1,000,000 The Koa Fire & Marine Insurance
             Co., Ltd. (17)....................        5,871,932      2,998,779
    100,000 Asatsu Inc. (15)...................        3,559,632      2,796,614
    385,000 Shoei Co., Ltd. (20)...............        2,927,600      2,004,212
    650,000 Nittetsu Mining Co., Ltd. (1)......        5,458,538      1,779,472
                                                  -------------- --------------
                                                     245,043,297    231,669,631
                                                  -------------- --------------
            Hong Kong (1.94%)
 97,199,864 CDL Hotels International Limited
             (19)..............................       36,828,677     30,103,322
 21,850,000 Shaw Brothers (Hong Kong) Limited
             (15)..............................       24,515,109     10,150,594
                                                  -------------- --------------
                                                      61,343,786     40,253,916
                                                  -------------- --------------
            Singapore and Malaysia (0.51%)
  3,500,000 Times Publishing Limited (15)......        7,766,301      5,269,253
  3,665,000 Delgro Corporation Ltd. (20).......        8,902,559      4,817,342
    650,000 Clipsal Industries Ltd. (6)........        1,600,089        552,500
                                                  -------------- --------------
                                                      18,268,949     10,639,095
                                                  -------------- --------------
            Thailand (0.12%)
    577,000 The Oriental Hotel Public Company
             Limited (19)......................        2,636,472      2,517,707
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                              Cost          Value
  of Shares                                          (Note 1)       (Note 1)
  ---------                                          --------       --------

             Common and Preferred Stocks--Non
              U.S. (continued)
             Australia and New Zealand (2.28%)
   3,325,000 Wilson & Horton Limited (15)......   $   17,124,302 $   14,223,283
  12,209,867 Carter Holt Harvey Limited (3)....       18,750,322     11,519,375
  20,801,249 Shortland Properties Limited
              (c)(19)..........................        8,985,919      6,913,316
   7,575,000 Spotless Services Limited (16)....        3,885,971      6,152,701
  10,000,000 Tasman Agriculture Limited
              (c)(4)...........................        6,097,469      3,752,350
   9,350,000 Evergreen Forests Limited
              (a)(c)(3)........................        3,562,680      2,105,068
   2,642,222 Evergreen Forests Limited Conv.
              Note (a)(3)......................        1,391,526      1,430,527
     991,000 The Colonial Motor Company Limited
              (13).............................          888,719      1,189,945
                                                  -------------- --------------
                                                      60,686,908     47,286,565
                                                  -------------- --------------
             Canada (1.10%)
     965,000 Canadian Pacific Limited (21).....       16,914,508     18,757,187
     400,000 Noranda, Inc. (21)................        5,386,660      4,121,935
                                                  -------------- --------------
                                                      22,301,168     22,879,122
                                                  -------------- --------------
             Mexico (0.93%)
   6,175,000 Industrias Penoles, S.A. de C.V.
              (1)..............................       19,284,893     19,264,443
                                                  -------------- --------------
             Argentina (0.23%)
   5,471,500 Ledesma S.A.A.I. (4)..............        6,241,734      2,682,953
   1,850,000 Siderca S.A.I.C. (2)..............        1,375,056      2,017,943
                                                  -------------- --------------
                                                       7,616,790      4,700,896
                                                  -------------- --------------
             Chile (0.21%)
     443,400 Quinenco S.A. ADR (20)............        3,283,776      4,406,288
                                                  -------------- --------------
             South Africa (0.04%)
     100,000 Omni Media Corporation (15).......          643,273        894,481
                                                  -------------- --------------
             Miscellaneous (0.78%)
     375,000 Banco Latinoamericano de
              Exportaciones S.A., Class "E'
              (Bladex) (17)....................       10,617,937      9,750,000
     375,000 Minorco ADR (1)...................        5,817,919      6,375,000
                                                  -------------- --------------
                                                      16,435,856     16,125,000
                                                  -------------- --------------
             Total Common and Preferred
              Stocks...........................    1,550,396,001  1,520,756,700
                                                  -------------- --------------
  Principal
   Amount
  ---------
             Bonds, Notes and Convertible Bonds
             U.S. Dollar Convertible Bonds
              (4.55%)
 $ 1,000,000 NovaCare, Inc. 5 1/2% due
              1/15/2000 (14)...................          972,314        708,750
   5,320,000 Gold Mines of Kalgoorlie 7 1/2%
              due 2/28/2000 (1)................        5,108,820      5,333,300
   2,500,000 Medya International Ltd. 10% due
              6/28/2001 (15)...................        2,178,763      1,687,500
   2,500,000 International Container Terminal
              Services, Inc. 5% due 9/15/2001
              (e)(9)...........................        2,285,109      1,821,875
   6,000,000 International Container Terminal
              Services, Inc. 1 3/4% due
              3/13/2004 (9)....................        5,265,066      5,100,000
   6,000,000 Danka Business Systems plc 6 3/4%
              due 4/01/2002 (12)...............        3,650,272      3,120,000
   1,610,000 Roy F. Weston, Inc. 7% due
              4/15/2002 (7)....................        1,482,943      1,505,350
   3,750,000 Pegasus Gold Inc. 6 1/4% due
              4/30/2002 (a)(f)(1)..............        4,018,424          9,375
   2,300,000 Pegasus Gold Inc. 6 1/4% due
              4/30/2002 (a)(b)(f)(1)...........        2,021,340          5,750
   3,325,000 LUKINTER Finance BV 3 1/2% due
              5/06/2002 (2)....................        1,121,486      1,928,500
   7,000,000 Cetus Corp. 5 1/4% due 5/21/2002
              (14).............................        6,779,576      6,912,500
   3,665,000 Coeur d'Alene Mines Corporation 6%
              due 6/10/2002 (1)................        3,390,015      2,272,300
   6,000,000 Coeur d'Alene Mines Corporation 6
              3/8% due 1/31/2004 (1)...........        5,952,303      3,532,500
   3,500,000 TingYi (C.I.) Holdings 1 5/8% due
              7/17/2002 (12)...................        2,195,065      2,423,750

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

  Principal                                            Cost          Value
   Amount                                            (Note 1)       (Note 1)
  ---------                                          --------       --------

             Bonds, Notes and Convertible Bonds
              (continued)
             U.S. Dollar Convertible Bonds
              (continued)
 $ 3,000,000 Ashanti Goldfields Company Limited
              5 1/2% due 3/15/2003 (b)(1)......   $    2,468,119 $    2,610,000
   5,000,000 Nine West Group 5 1/2% due
              7/15/2003 (13)...................        4,392,968      4,737,500
   5,550,000 IRSA Inversiones y
              Representaciones S.A. 4 1/2% due
              8/02/2003 (19)...................        5,684,706      5,633,250
   1,500,000 Agnico Eagle Mines Limited 3 1/2%
              due 1/27/2004 (1)................        1,163,262      1,005,000
   3,750,000 Halter Marine Group Inc. 4 1/2%
              due 9/15/2004 (7)................        2,668,865      1,964,063
   4,420,000 Battle Mountain Gold Company 6%
              due 1/04/2005 (1)................        3,511,480      3,315,000
  11,500,000 Scandinavian Broadcasting System
              SA 7 1/4% due 8/01/2005 (15).....       10,772,577     13,138,750
  11,935,000 P.T. Inti Indorayon Utama 7% due
              5/02/2006 (3)....................        9,793,715        596,750
   7,145,000 Samsung Electronics Co. Ltd. 0%
              due 12/31/2007 (a)(10)...........        5,585,519      7,180,725
   3,500,000 LG Electronics Inc. 1/4% due
              12/31/2007 (10)..................        2,511,069      3,517,500
   4,450,000 Evans & Sutherland Computer
              Corporation 6% due 3/01/2012
              (11).............................        3,528,180      4,055,063
  11,824,000 Air & Water Technologies Corp. 8%
              due 5/15/2015 (7)................       10,048,758     10,168,640
                                                  -------------- --------------
                                                     108,550,714     94,283,691
                                                  -------------- --------------
             U.S. Dollar Bonds and Notes
              (6.53%)
   3,800,000 Cemex SA 10% due 11/05/1999 (6)...        3,796,837      3,857,000
   1,500,000 Tubos de Acero de Mexico, S.A. 13
              3/4% due 12/08/1999 (2)..........        1,462,762      1,552,500
   2,000,000 P.T. Inti Indorayon Utama 9 1/8%
              due 10/15/2000 (3)...............        1,873,934        405,000
   1,000,000 Republic New York Corporation 9
              3/4% due 12/01/2000 (17).........        1,000,000      1,064,097
   5,550,000 USAir Group, Inc. 9 5/8% due
              2/02/2001 (9)....................        4,950,388      5,711,366
   5,000,000 P.T. Pabrik Kertas Tjiwi-Kimia 13
              1/4% due 8/01/2001 (3)...........        5,042,446      3,725,000
   4,000,000 Florsheim Group Inc. 12 3/4% due
              9/01/2002 (13)...................        3,735,895      4,252,500
   3,000,000 Golden Books Family Entertainment,
              Inc. 7.65% due 9/15/2002
              (f)(15)..........................        2,571,229      1,290,000
   5,392,000 Pamida Holdings Corp. 11 3/4% due
              3/15/2003 (13)...................        4,931,912      4,879,760
   8,000,000 The Southland Corporation 5% due
              12/15/2003 (13)..................        6,532,667      7,000,000
   4,589,000 The Southland Corporation 4% due
              6/15/2004 (13)...................        3,255,593      3,510,585
   3,000,000 Anacomp, Inc. 10 7/8% due
              4/01/2004 (11)...................        3,004,933      3,120,000
     500,000 Anacomp, Inc. 10 7/8% due
              4/01/2004 (b)(11)................          520,000        520,000
   1,000,000 UCAR Global Enterprises 12% due
              1/15/2005 Series "B' (10)........        1,005,000      1,067,500
   1,500,000 Hollinger International Publishing
              8 5/8% due 3/15/2005 (15)........        1,575,000      1,582,500
   1,000,000 Hollinger International Publishing
              9 1/4% due 3/15/2007 (15)........        1,065,000      1,050,000
     750,000 Polaroid Corporation 11 1/2% due
              2/15/2006 (b)(12)................          750,000        780,000
  12,000,000 Riverwood International
              Corporation 10 1/4% due 4/01/2006
              (3)..............................       11,945,499     12,420,000
  18,000,000 Riverwood International
              Corporation 10 7/8% due 4/01/2008
              (3)..............................       17,862,810     17,505,000
   3,500,000 Wharf International Finance, Ltd.
              7 5/8% due 3/13/2007 (17)........        2,417,832      2,779,595
   1,000,000 Imperial Holly Corporation 9 3/4%
              due 12/15/2007 (4)...............        1,000,000      1,012,500
   2,250,000 AMSC Acquisition Co. Inc. 12 1/4%
              due 4/01/2008 (11)...............        2,351,169      1,158,750
   6,000,000 Grupo Televisa 13 1/4% due
              5/15/2008 (0% @ 3/31/1999)
              (a)(15)..........................        4,183,921      5,055,000
   1,500,000 Domino's Inc. 10 3/8% due
              1/15/2009 (b)(12)................        1,497,540      1,556,250
   6,750,000 Federal Republic of Brazil "C' 8%
              due 4/15/2014 (23)...............        3,496,462      5,072,414
   5,000,000 Federal Republic of Brazil Par ZL
              5 1/2% due 4/15/2024 (23)........        2,430,199      3,037,500
   5,000,000 Federal Republic of Brazil Disc.
              ZL FRN due 4/15/2024
              (6.125% @ 3/31/1999) (23)........        3,113,087      3,125,000
   6,000,000 United Mexican States Disc. FRN
              "A' due 12/31/2019
              (6.11562% @ 3/31/1999) (23)......        5,053,828      5,115,000
   3,500,000 United Mexican States Disc. FRN
              "B' due 12/31/2019
              (6.03875% @ 3/31/1999) (23)......        2,827,458      2,983,750
     500,000 United Mexican States Disc. FRN
              "D' due 12/31/2019
              (6.09750% @ 3/31/1999) (23)......          374,123        426,250
   2,000,000 Republic of Bulgaria Disc. FRN "A'
              due 7/28/2024
              (5.8750% @ 3/31/1999) (23).......        1,113,964      1,360,000
  10,000,000 Bangkok Bank Public Co. 9.025% due
              3/15/2029 (b)(17)................        6,027,527      7,050,000

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

    Principal                                       Cost           Value
     Amount                                       (Note 1)        (Note 1)
    ---------                                     --------        --------

                 Bonds, Notes and
                  Convertible Bonds
                  (continued)
                 U.S. Dollar Bonds and Notes
                  (continued)
 $     5,500,000 Bergen Bank Floating Rate
                  Perpetual Notes (5.1875% @
                  3/31/1999) (17)...........   $    3,888,750  $    3,991,075
       3,500,000 Den Norske Bank Floating
                  Rate Perpetual Notes
                  (5.3375% @ 3/31/1999)
                  (17)......................        2,610,000       2,527,000
       3,170,000 Den Norske Bank Floating
                  Rate Perpetual Notes
                  (5.25% @ 3/31/1999) (17)..        2,059,625       2,317,270
      13,600,000 Christiania Bank Floating
                  Rate Perpetual Notes
                  (5.625% @ 3/31/1999)
                  (17)......................        9,590,750      10,149,680
           5,200 Posgold Finance Ltd. 2.65%
                  Gold Denominated Note
                  due 7/15/2004
                  (b)(d)(e)(1)..............        2,028,988       1,451,323
                                               --------------  --------------
                                                  132,947,128     135,461,165
                                               --------------  --------------
                 U.S. Treasury Notes (9.78%)
      10,000,000 U.S. Treasury Note 3 5/8%
                  due 7/15/2002 (23)........       10,019,830      10,191,000
      20,000,000 U.S. Treasury Note 5 7/8%
                  due 2/15/2004 (23)........       19,288,293      20,593,760
      30,000,000 U.S. Treasury Note 7 1/2%
                  due 2/15/2005 (23)........       31,716,094      33,271,890
      30,000,000 U.S. Treasury Note 5 5/8%
                  due 2/15/2006 (23)........       28,782,340      30,431,250
      40,000,000 U.S. Treasury Note 3 3/8%
                  due 1/15/2007 (23)........       40,133,094      39,932,000
      35,000,000 U.S. Treasury Note 6 1/4%
                  due 2/15/2007 (23)........       35,253,602      36,837,500
      20,000,000 U.S. Treasury Zero Coupon
                  Strip due 11/15/2007
                  (a)(23)...................       12,076,836      12,527,700
      10,000,000 U.S. Treasury Note 8 3/4%
                  due 11/15/2008 (23).......       11,314,687      11,312,500
       5,000,000 U.S. Treasury Note 11 1/4%
                  due 2/15/2015 (23)........        7,791,406       7,801,565
                                               --------------  --------------
                                                  196,376,182     202,899,165
                                               --------------  --------------
                 Non U.S. Dollar Convertible
                  Bonds (1.38%)
 CAD   3,500,000 InterTAN Inc. 9% due
                  8/30/2000 (13)............        2,576,052       3,867,628
 CAD   1,600,000 Noranda Inc. 5% due
                  4/30/2007 (21)............        1,026,988         943,671
 FRF  89,136,060 Immobiliere Hoteliere 5%
                  due 1/01/2001 (19)........       12,923,624       8,528,508
 JPY 350,000,000 Hanshin Electric Railway
                  Co., Ltd. 1 1/2% due
                  9/30/2005 (9).............        2,732,433       2,850,946
 GBP   8,500,000 Berisford plc 5% due
                  1/31/2015 (12)............        8,019,284      12,468,820
                                               --------------  --------------
                                                   27,278,381      28,659,573
                                               --------------  --------------
                 Non U.S. Dollar Bonds and
                  Notes (1.38%)
 CAD   2,500,000 Bell Canada 8 1/2% due
                  6/09/2003 (18)............        1,726,927       1,833,789
 DEM  10,340,000 Air Canada Variable Rate
                  Perpetual Notes (4 5/8% @
                  3/31/1999) (9)............        4,111,453       2,955,590
 FRF  65,685,000 United Mexican States Par
                  6.63% due 12/31/2019
                  (23)......................        8,619,133       8,348,552
 CHF   6,000,000 Air Canada 6 1/4% Perpetual
                  Notes (9).................        1,877,669       3,891,103
 CHF   4,100,000 Scandinavian Airlines
                  System Variable Rate
                  Perpetual Notes
                  (3 5/8% @ 3/31/1999) (9)..        1,920,638       2,194,994
 NZD   5,000,000 Trans Power Finance Limited
                  8% due 3/15/2002 (18).....        3,232,769       2,840,897
 NZD   6,581,000 Telecom Corp. of New
                  Zealand 9 1/4% due
                  7/01/2002 (18)............        3,992,909       3,840,832
 NZD   2,850,000 State Bank of New South
                  Wales 8% due 4/01/2003
                  (17)......................        1,657,282       1,621,317
 NZD   2,000,000 Telecom Corp. of New
                  Zealand 7 1/2% due
                  7/14/2003 (18)............        1,187,526       1,116,994
                                               --------------  --------------
                                                   28,326,306      28,644,068
                                               --------------  --------------
                 Total Bonds, Notes and
                  Convertible Bonds.........      493,478,711     489,947,662
                                               --------------  --------------
                 Short-Term Investments
                  (2.07%)
 $    38,803,000 Nestle Capital Corp. 4.73%
                  due 4/01/1999.............       38,803,000      38,803,000
       3,615,000 Lucent Technologies Inc.
                  4.80% due 4/13/1999.......        3,609,216       3,609,216
         600,000 The Southland Corporation
                  4.87% due 4/29/1999.......          597,727         597,727
                                               --------------  --------------
                 Total Short-Term
                  Investments...............       43,009,943      43,009,943
                                               --------------  --------------
                 Total Investments
                  (98.98%)..................   $2,086,884,655*  2,053,714,305**
                                               ==============
                 Other assets in excess of
                  liabilities (1.02%).......                       21,073,429
                                                               --------------
                 Net assets (100.00%).......                   $2,074,787,734
                                                               ==============

                           SoGen International Fund

                       NOTES TO SCHEDULE OF INVESTMENTS
                                MARCH 31, 1999
(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting se-curities. Following is a summary of transactions with each such affiliate for the year ended March 31, 1999.

                                  Purchases            Sales      Realized    Dividend
          Affiliate           Shares      Cost    Shares   Cost   Gain/Loss    Income
  -------------------------------------------------------------------------------------
   San Juan Basin Royalty
    Trust                       55,000 $  331,707    --       --       --    $1,967,236
   The Home-Stake Oil & Gas
    Company                        --         --     --       --       --        20,019
   Greif Bros. Corporation
    Class "A'                      --         --  25,000 $602,500 $314,782      299,280
   Lawter International,
    Inc.                           --         --     --       --       --       929,400
   Baldwin Piano and Organ
    Company                        --         --  34,700  487,450  (64,177)       2,120
   BEI Medical Systems Inc.        --         --     --       --       --           --
   Mills Music Trust               --         --     --       --       --       135,666
   Integrity Incorporated,
    Class "A'                      --         --  83,000  824,375 (379,321)         --
   UniFirst Corporation            --         --  30,000  679,894    7,658       95,138
   East Texas Financial
    Services, Inc.                 --         --     --       --       --        25,500
   Redwood Financial, Inc.         --         --     --       --       --           --
   First Federal Financial
    Bancorp, Inc.                  --         --   4,000   43,900   24,098       12,880
   Buderus AG                   21,250  9,177,615    --       --       --     1,345,296
   Societe Sucriere de
    Pithiviers-le-Vieil          9,085  4,526,353    --       --       --       288,968
   NSC Groupe                    4,079    481,623    --       --       --       321,980
   Sabeton SA                    2,500    280,869    788  167,657  (73,147)     105,083
   European City Estates        42,500    497,854 52,500  980,999 (330,701)     136,758
   Shortland Properties
    Limited+                 8,052,833  3,792,044    --       --       --       366,400
   Tasman Agriculture
    Limited                    750,000    222,593    --       --       --       161,655
   Evergreen Forests
    Limited                        --         --     --       --       --           --

  + Conversion from bond to stock on December 31, 1998.

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e) Security for which there are less than three market makers.

(f) In default as to principal and interest.
 * At March 31, 1999 cost is substantially identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at March 31, 1999, based on cost for federal income tax purposes, were $281,493,775 and $314,669,875, respectively (net depreciation was $33,176,100).

                            Industry
   Foreign Currencies       Classifications
   ------------------       -----------------------
   CAD--Canadian Dollar      (1) Metals & Minerals  (13) Distribution
   FRF--French Franc         (2) Energy             (14) Health Care
   JPY--Japanese Yen         (3) Forest Products    (15) Media
   GBP--Pound Sterling       (4) Agriculture        (16) Services
   DEM--Deutsche Mark        (5) Automotive         (17) Financial Institutions
   CHF--Swiss Franc          (6) Building Materials (18) Utilities
   NZD--New Zealand Dollar   (7) Capital Goods      (19) Real Estate
                             (8) Chemicals          (20) Holding Companies
                             (9) Transportation     (21) Conglomerate
                            (10) Electronics        (22) Investment Companies
                            (11) Technology         (23) Government Issues
                            (12) Consumer Products

   Bond Types
   ----------
   FRN--Floating Rate Note
   "C'--Capitalization

--------
See Notes to Financial Statements.

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                                 Cost        Value
 of Shares                                              (Note 1)     (Note 1)
 ---------                                              --------     --------

            Common and Preferred Stocks
            United Kingdom and Ireland (4.67%)
  2,175,000 Antofagasta Holdings plc (21)..........   $ 10,404,935 $  8,993,147
    700,000 Greencore Group plc (4)................      1,918,345    2,455,294
  1,500,000 Royal Doulton plc (12).................      5,363,804    2,272,920
  1,275,000 McBride plc (12).......................      3,179,289    2,096,406
    100,000 Scottish Media Group plc (15)..........        621,771    1,395,186
    300,000 IMI plc (11)...........................      1,269,760    1,274,286
  1,475,000 Lonrho Africa plc (21).................      2,304,763    1,248,293
  1,000,000 Aggregate Industries plc (6)...........        411,828    1,180,790
     50,000 Lonmin plc (21)........................        249,264      366,327
                                                      ------------ ------------
                                                        25,723,759   21,282,649
                                                      ------------ ------------
            Finland (0.11%)
      7,000 Vaisala Oy A (11)......................        197,492      506,168
                                                      ------------ ------------
            Sweden (1.28%)
    275,000 IRO AB (7).............................      2,991,322    2,270,161
     50,000 Investor AB "B' (20)...................      2,006,176    2,185,182
    315,000 Gorthon Lines AB "B' (9)...............      1,614,821    1,223,702
     90,500 Bylock & Nordsjofrakt AB "B' (9).......        330,595      170,292
                                                      ------------ ------------
                                                         6,942,914    5,849,337
                                                      ------------ ------------
            Norway (0.39%)
    101,400 Schibsted ASA (15).....................      1,182,894    1,205,022
     50,000 Smedvig ASA "A' (2)....................        538,409      558,670
                                                      ------------ ------------
                                                         1,721,303    1,763,692
                                                      ------------ ------------
            Denmark (0.43%)
     35,000 Carlsberg International A/S "B' (12)...      1,529,829    1,411,311
      5,000 Kobenhavns Lufthavne A/S (9)...........        217,588      531,599
                                                      ------------ ------------
                                                         1,747,417    1,942,910
                                                      ------------ ------------
            Netherlands (1.15%)
    107,500 Apothekers Cooperatie OPG U.A. (14)....      2,870,525    2,297,184
    100,000 European City Estates (19).............      1,466,239    1,241,138
     35,000 Holdingmaatschappij de Telegraaf NV
             (15)..................................        334,731      882,017
     10,000 Koninklijke Philips Electronics N.V.
             (10)..................................        329,319      824,375
                                                      ------------ ------------
                                                         5,000,814    5,244,714
                                                      ------------ ------------
            Belgium (0.24%)
      3,500 Deceuninck Plastics Industries SA (6)..        478,997    1,082,596
                                                      ------------ ------------
            Germany (7.65%)
     36,750 Buderus AG (7).........................     15,780,463   11,859,069
      7,500 Axel Springer Verlag AG (15)...........      3,165,398    7,203,994
    118,500 Hornbach Holding AG Pfd. (13)..........      9,554,106    4,540,135
     30,000 Bertelsmann AG D.R.C. (15).............      3,940,740    3,695,784
    200,000 Gerresheimer Glas AG (7)...............      2,918,934    3,291,713
      7,000 Sudzucker AG Pfd. (12).................      2,901,732    2,455,294
     50,000 Bayer AG (8)...........................      1,121,799    1,859,008
                                                      ------------ ------------
                                                        39,383,172   34,904,997
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                                 Cost        Value
 of Shares                                              (Note 1)     (Note 1)
 ---------                                              --------     --------

            Common and Preferred Stocks (continued)
            France (13.02%)
     35,750 Sagem ADP (10).........................   $ 10,523,554 $ 12,153,704
     70,000 Legrand ADP (7)........................      6,362,815    8,461,320
     23,800 Europe 1 Communication (15)............      5,039,048    6,002,853
     10,500 Eurafrance (20)........................      4,152,458    5,042,796
      9,250 Taittinger C.I. (12)...................      2,361,474    3,843,479
      9,459 Promodes C.I. (13).....................      1,161,445    3,603,645
     90,000 Emin Leydier (3).......................      6,627,150    3,700,748
     18,000 Elf Aquitaine (2)......................      1,213,940    2,443,854
      5,750 Societe Sucriere de Pithiviers-le-Vieil
             (4)...................................      2,519,509    2,066,494
     24,086 NSC Groupe (7).........................      4,214,370    2,040,593
     30,000 Gaumont SA (15)........................      1,569,314    1,910,273
     29,674 Rougier SA (3).........................      2,339,735    1,345,078
     10,000 Robertet SA (12).......................      1,934,255    1,230,345
      7,856 Robertet SA C.I. (12)..................      1,120,564      881,773
      9,500 Sabeton SA (20)........................      1,683,223    1,122,690
     25,109 Conflandey (1).........................      1,400,908      877,733
      3,500 Vivendi (18)...........................        364,781      860,864
     12,727 Crometal (7)...........................        840,806      618,103
     15,572 Burelle SA (5).........................        808,536      596,616
     15,000 Eramet (1).............................        698,215      542,323
                                                      ------------ ------------
                                                        56,936,100   59,345,284
                                                      ------------ ------------
            Switzerland (13.39%)
     24,150 Kuhne & Nagel International AG Bearer
             (9)...................................     14,480,773   18,761,400
     34,740 Societe Generale d'Affichage D.R.C.
             (15)..................................     13,189,367   13,611,565
      1,875 Bank for International Settlements
             (U.S. Tranche) (17)...................     13,605,699   10,544,738
        961 Bank for International Settlements
             (French Tranche) (17).................      6,947,804    3,920,462
     30,000 Edipresse SA Bearer (15)...............      6,299,295    6,890,495
     17,500 Sika Finanz AG Bearer (6)..............      4,215,297    4,663,751
        650 Lindt & Sprungli AG PC (12)............        835,002    1,756,401
        500 Nestle SA Registered (12)..............        619,844      908,262
                                                      ------------ ------------
                                                        60,193,081   61,057,074
                                                      ------------ ------------
            Austria (0.09%)
     10,000 Flughafen Wien AG (9)..................        415,624      422,850
                                                      ------------ ------------
            Italy (0.09%)
    500,000 Montedison SpA Non Convertible Savings
             (21)..................................        248,522      399,862
                                                      ------------ ------------
            Spain and Portugal (0.44%)
     50,000 Espirito Santo Financial Group SA ADR
             (17)..................................        904,908      790,625
     65,000 Compania de Celulose do Caima SA (3)...      1,168,943      698,706
    100,000 Energia e Industrias Aragonesas SA
             (8)...................................        434,461      521,278
                                                      ------------ ------------
                                                         2,508,312    2,010,609
                                                      ------------ ------------
            Greece (0.00%)
         10 H. Benrubi & Fils SA (12)..............             55           56
                                                      ------------ ------------
            Turkey (0.18%)
     45,000 Usas Ucak Servisi (16).................        586,777      820,265
                                                      ------------ ------------
            Israel (0.16%)
    275,000 Super-Sol (13).........................        529,949      723,280
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                                 Cost        Value
 of Shares                                              (Note 1)     (Note 1)
 ---------                                              --------     --------

            Common and Preferred Stocks (continued)
            Commonwealth of Independent States
             (0.70%)
    672,461 Firebird Fund, L.P. (a)(b)(c)(22)......   $    683,594 $    934,587
     10,265 Firebird Republics Fund, Ltd. Class "A'
             (a)(b)(c)(22).........................      1,675,000      537,345
      9,000 Baltic Republics Fund (a)(b)(c)(22)....        905,750      891,000
    100,000 First NIS Regional Fund SICAF
             (b)(c)(22)............................      1,000,000      450,000
      5,000 Carl Marks Global Value Fund L.P.
             (a)(b)(c)(22).........................        500,000      394,400
                                                      ------------ ------------
                                                         4,764,344    3,207,332
                                                      ------------ ------------
            Japan (22.09%)
  1,575,000 The Nichido Fire & Marine Insurance
             Co., Ltd. (17)........................      9,981,995    9,207,345
     60,000 Toho Co., Ltd. (15)....................      7,960,117    8,111,865
    300,000 Shimano Inc. (12)......................      5,377,120    7,290,570
  2,000,000 The Dai-Tokyo Fire & Marine Insurance
             Co., Ltd. (17)........................     11,065,354    7,126,311
    175,000 Fuji Photo Film Co., Ltd. (12).........      4,211,631    6,604,052
  1,450,000 Okumura Corporation (16)...............      7,366,406    5,936,065
  1,500,000 Nisshinbo Industries, Inc. (12)........     11,865,351    5,723,792
     70,000 Ito-Yokado Co., Ltd. (13)..............      3,506,275    4,493,114
    200,000 T. Hasegawa Co., Ltd. (12).............      4,327,766    4,329,697
  1,150,000 The Dowa Fire & Marine Insurance Co.,
             Ltd. (17).............................      5,272,174    3,923,262
    300,000 Chofu Seisakusho Co., Ltd. (12)........      5,122,117    3,810,807
    785,000 Tachi-S Co., Ltd. (5)..................      7,443,822    3,636,861
    677,430 Sotoh Co., Ltd. (12)...................      5,938,070    3,423,813
  1,000,000 Aida Engineering, Ltd. (7).............      6,423,804    3,411,532
     35,000 Secom Co., Ltd. (16)...................      1,866,628    3,307,922
    565,000 Shoei Co., Ltd. (20)...................      5,200,359    2,941,246
  1,500,000 Iino Kaiun Kaisha, Ltd. (9)............      4,441,515    2,855,579
    415,000 Yomeishu Seizo Co., Ltd. (12)..........      2,614,647    2,481,995
     30,000 Hitachi, Ltd. ADR (11).................      2,559,278    2,182,500
    200,000 Nitto Kohki Co., Ltd. (7)..............      1,774,036    2,156,425
    550,000 The Koa Fire & Marine Insurance Co.,
             Ltd. (17).............................      3,009,791    1,649,328
    450,000 Hanshin Electric Railway Co., Ltd.
             (9)...................................      1,458,188    1,421,472
    100,000 Mandom Corp. (12)......................        684,810    1,162,448
    125,000 Sonton Food Industry Co., Ltd. (12)....      1,293,963    1,137,177
     10,000 Hirose Electric Co., Ltd. (2)..........        524,210      833,930
     10,000 Benesse Corporation (16)...............        272,556      806,132
    275,000 Nittetsu Mining Co., Ltd. (1)..........      2,200,430      752,854
                                                      ------------ ------------
                                                       123,762,413  100,718,094
                                                      ------------ ------------
            South Korea (2.63%)
     29,900 Nam Yang Dairy Products (12)...........      2,898,173    2,643,969
     40,000 Nam Yang Dairy Products Pfd. (12)......        645,588    1,955,990
     73,050 Dong Ah Tire Industry Co., Ltd.
             (a)(5)................................      4,471,482    2,565,978
     85,000 Fursys Incorporated (12)...............      1,361,702    1,905,053
     20,600 Daeduck Electronics Co., Ltd. (10).....        857,575    1,534,507
     18,540 Daeduck Industries (10)................        705,240    1,344,792
      1,500 Woong Jin Publishing Co., Ltd. (15)....         31,346       29,768
                                                      ------------ ------------
                                                        10,971,106   11,980,057
                                                      ------------ ------------
            Hong Kong (4.15%)
 43,090,166 CDL Hotels International Limited (19)..     16,675,040   13,345,257
 10,735,000 Shaw Brothers (Hong Kong) Limited
             (15)..................................     12,857,925    4,987,031
  7,000,000 China-Hong Kong Photo Products Holdings
             Limited (12)..........................      1,663,594      596,183
                                                      ------------ ------------
                                                        31,196,559   18,928,471
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

   Number                                                 Cost        Value
 of Shares                                              (Note 1)     (Note 1)
 ---------                                              --------     --------

            Common and Preferred Stocks (continued)
            Singapore and Malaysia (2.30%)
  1,000,000 Genting Berhad (c)(12).................   $  2,278,895 $  2,236,872
  2,500,000 Delgro Corporation Ltd. (20)...........      4,927,583    3,286,045
  1,650,000 Times Publishing Limited (15)..........      3,528,771    2,484,076
  2,000,000 Clipsal Industries Ltd. (6)............      2,950,171    1,700,000
  2,000,000 Thakral Corporation Ltd. (13)..........      1,115,912      787,493
                                                      ------------ ------------
                                                        14,801,332   10,494,486
                                                      ------------ ------------
            Thailand (0.11%)
    110,000 Oriental Hotel PCL (19)................        482,186      479,979
                                                      ------------ ------------
            Vietnam (0.12%)
    162,900 The Lazard Vietnam Fund Limited
             (a)(b)(c)(22).........................        448,873      407,250
     42,800 The Vietnam Frontier Fund
             (a)(b)(c)(22).........................        440,840      160,500
                                                      ------------ ------------
                                                           889,713      567,750
                                                      ------------ ------------
            India and Pakistan (0.09%)
     10,000 The Spartek Emerging Opportunities of
             India Fund (a)(b)(c)(22)..............      1,035,000      411,400
                                                      ------------ ------------
            Australia and New Zealand (4.89%)
  1,574,314 Wilson & Horton Limited (15)...........      8,213,080    6,734,410
  5,733,947 Carter Holt Harvey Limited (3).........      9,441,835    5,409,681
  8,526,499 Shortland Properties Limited (19)......      4,241,883    2,833,791
  3,350,000 Spotless Services Limited (16).........      1,943,459    2,720,997
  6,244,268 Tasman Agriculture Limited (4).........      4,298,419    2,343,068
  6,250,000 Evergreen Forests Limited (a)(3).......      2,736,936    1,407,131
    300,000 Radio Pacific Limited (15).............        544,139      852,320
                                                      ------------ ------------
                                                        31,419,751   22,301,398
                                                      ------------ ------------
            Canada (0.72%)
    100,000 Canadian Pacific Limited (21)..........      1,518,789    1,943,750
     35,000 Franco-Nevada Mining Corp. Ltd. (24)...        460,543      554,341
    100,000 Legacy Hotels REIT (19)................        412,954      467,197
     30,000 Noranda Inc. (21)......................        369,281      309,145
                                                      ------------ ------------
                                                         2,761,567    3,274,433
                                                      ------------ ------------
            Mexico (1.83%)
  2,650,000 Industrias Penoles, S.A. de C.V. (1)...     10,491,260    8,267,332
  1,800,000 Grupo Fernandez Editores, S.A. de C.V.
             "B' (15)..............................        440,370       94,538
                                                      ------------ ------------
                                                        10,931,630    8,361,870
                                                      ------------ ------------
            Argentina (0.41%)
  2,171,500 Ledesma S.A.A.I. (4)...................      3,024,536    1,064,796
    450,000 Siderca S.A.I.C. (2)...................        265,818      490,851
    280,290 Cresud S.A.C.I.F. y A. (4).............        411,316      302,929
                                                      ------------ ------------
                                                         3,701,670    1,858,576
                                                      ------------ ------------
            South Africa (0.02%)
    200,000 Stellenbosch Farmers' Winery Group
             Limited (4)...........................        215,345       95,779
                                                      ------------ ------------
            Miscellaneous (3.47%)
    290,000 Security Capital European Realty
             (c)(19)...............................      5,800,000    5,800,000
    265,000 Freeport McMoRan Copper & Gold Inc.,
             Preferred Series "D' (d)(24)..........      5,344,791    3,445,000
    165,000 Minorco ADR (1)........................      3,446,307    2,805,000
    100,000 Banco Latinoamericano de Exportaciones
             S.A. Class "E' (BLADEX) (17)..........      3,379,194    2,600,000

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

     Number                                            Cost         Value
    of Shares                                        (Note 1)      (Note 1)
    ---------                                        --------      --------

                 Common and Preferred Stocks
                  (continued)
                 Miscellaneous (continued)
         500,000 Jardine Strategic Holdings
                  (20)..........................   $    763,091  $    845,000
          25,000 North European Oil Royalty
                  Trust (2).....................        319,938       334,375
                                                   ------------  ------------
                                                     19,053,321    15,829,375
                                                   ------------  ------------
                 Total Common and Preferred
                  Stocks........................    458,600,225   395,865,343
                                                   ------------  ------------
    Principal
     Amount
    ---------
                 Bonds, Notes and Convertible
                  Bonds
                 U.S. Dollar Convertible Bonds
                  (4.42%)
 $     2,000,000 Medya International Ltd. 10%
                  due 6/28/2001 (15)............      1,759,817     1,350,000
       1,250,000 International Container
                  Terminal Services, Inc. 5% due
                  9/15/2001 (c)(9)..............      1,123,670       910,938
       6,450,000 International Container
                  Terminal Services, Inc. 1 3/4%
                  due 3/13/2004 (9).............      5,655,406     5,482,500
       2,550,000 Danka Business Systems plc 6
                  3/4% due 4/01/2002 (12).......      2,204,359     1,326,000
       2,000,000 TingYi (C.I.) Holdings 1 5/8%
                  due 7/17/2002 (12)............      1,462,673     1,385,000
       2,860,000 IRSA Inversiones y
                  Representaciones S.A. 4 1/2%
                  due 8/02/2003 (19)............      3,001,769     2,902,900
       2,000,000 Scandinavian Broadcasting
                  System SA 7 1/4% due 8/01/2005
                  (15)..........................      1,831,012     2,285,000
       6,500,000 P.T. Inti Indorayon Utama 7%
                  due 5/02/2006 (3).............      5,182,232       325,000
       4,430,000 Tipco Asphalt Public Co. Ltd. 2
                  3/4% due 9/19/2006 (6)........      3,799,775     4,208,500
                                                   ------------  ------------
                                                     26,020,713    20,175,838
                                                   ------------  ------------
                 U.S. Dollar Bonds and Notes
                  (2.43%)
       1,000,000 P.T. Inti Indorayon Utama 9
                  1/8% due 10/15/2000 (3).......        919,570       202,500
       2,250,000 P.T. Pabrik Kertas Tjiwi-Kimia
                  13 1/4% due 8/01/2001 (3).....      2,193,794     1,676,250
       1,275,000 LUKINTER Finance BV 3 1/2% due
                  5/06/2002 (2).................        961,390       739,500
       1,000,000 Republic National Bank NY
                  Brazil-Linked CD'S 9.65% due
                  5/01/2003 (17)................        998,327       645,000
       1,500,000 Wharf International Finance
                  Ltd. 7 3/8% due 3/07/2007
                  (17)..........................      1,273,736     1,191,255
       2,500,000 United Mexican States Disc. FRN
                  "D' due 12/31/2019
                  (6.0975% @ 3/31/1999) (23)....      2,107,389     2,131,250
       2,000,000 United Mexican States Disc. FRN
                  "A' due 12/31/2019
                  (6.11562% @ 3/31/1999) (23)...      1,602,634     1,705,000
       1,000,000 Republic of Bulgaria Disc. "A'
                  FRN due 7/28/2024 (5 7/8% @
                  3/31/1999) (23)...............        553,879       680,000
       3,000,000 Bangkok Bank Public Co. 9.025%
                  due 3/15/2029 (b)(23).........      1,808,848     2,115,000
                                                   ------------  ------------
                                                     12,419,567    11,085,755
                                                   ------------  ------------
                 Non U.S. Dollar Convertible
                  Bonds (2.03%)
 FRF  41,509,260 Immobiliere Hoteliere 5% due
                  1/01/2001 (19)................      6,473,452     3,971,592
 JPY 200,000,000 Hanshin Railway Co., Ltd. 1
                  1/2% due 9/30/2005 (9)........      1,557,073     1,629,112
 GBP   2,500,000 Berisford plc 5% due 1/31/2015
                  (12)..........................      2,328,420     3,667,300
                                                   ------------  ------------
                                                     10,358,945     9,268,004
                                                   ------------  ------------
                 Non U.S. Dollar Bonds and Notes
                  (0.87%)
 NZD   1,500,000 Trans Power Finance Limited 8%
                  due 3/15/2002 (18)............        966,604       852,269
 FRF  21,500,000 United Mexican States Par 6.63%
                  due 12/31/2019 (23)...........      2,510,314     2,732,646
 CHF     500,000 Scandinavian Airlines System
                  Variable Rate Perpetual Notes
                  (3 5/8% @ 3/31/1999) (9)......        247,886       267,682
 CHF     170,000 Air Canada 6 1/4% Perpetual
                  Note (9)......................         99,326       110,248
                                                   ------------  ------------
                                                      3,824,130     3,962,845
                                                   ------------  ------------
                 Total Bonds, Notes and
                  Convertible Bonds.............     52,623,355    44,492,442
                                                   ------------  ------------
                 Short-Term Investment (1.45%)
 $     6,599,000 Nestle Capital Corp. 4.73% due
                  4/01/1999.....................      6,599,000     6,599,000
                                                   ------------  ------------
                 Total Investments (98.02%).....   $517,822,580*  446,956,785**
                                                   ============
                 Other assets in excess of
                  liabilities (1.98%)...........                    9,046,638
                                                                 ------------
                 Net assets (100.00%)...........                 $456,003,423
                                                                 ============

                              SoGen Overseas Fund

                       NOTES TO SCHEDULE OF INVESTMENTS
                                MARCH 31, 1999
(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Security for which there are less than three market makers.
(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
 * At March 31, 1999 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at March 31, 1999 were $46,115,498 and $116,981,293, respectively (net depreciation was $70,865,795).

Foreign Currencies     Industry Classifications
------------------     ------------------------
FRF--French Franc       (1) Metals and Minerals       (13) Distribution
JPY--Japanese Yen       (2) Energy                    (14) Heath Care
GBP--Pound Sterling     (3) Paper and Forest Products (15) Media
NZD--New Zealand Dol-
 lar                    (4) Agriculture               (16) Services
CHF--Swiss Franc        (5) Automotive                (17) Financial Services
                        (6) Building Materials        (18) Utilities
                        (7) Capital Goods             (19) Real Estate
                        (8) Chemicals                 (20) Holding Companies
                        (9) Transportation            (21) Conglomerates
                       (10) Electronics               (22) Investment Companies
                       (11) Technology                (23) Government Issues
                       (12) Consumer Products         (24) Gold Related

Bond Type
---------                ---
FRN--Floating Rate Note

--------
See Notes to Financial Statements.

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

  Number                                                   Cost        Value
 of Shares                                               (Note 1)    (Note 1)
 ---------                                               --------    --------
           Common and Preferred Stocks
           United States (40.06%)
   148,500 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "C' (c).................   $ 5,367,254 $ 1,930,500
    99,300 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "D' (c).................     2,133,846   1,290,900
    39,400 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "B' (c).................     1,468,889     603,313
     1,075 Case, Pomeroy & Co., Inc. Class "A'.......     1,167,980   1,177,125
    65,000 Newmont Mining Corporation................     2,153,190   1,137,500
    80,000 Homestake Mining Company..................       716,538     690,000
   165,000 Battle Mountain Gold Company Class "A'....       942,651     453,750
                                                        ----------- -----------
                                                         13,950,348   7,283,088
                                                        ----------- -----------
           Canada (11.53%)
    55,000 Franco-Nevada Mining Corp. Ltd............       717,488     871,107
   150,000 Kinross Gold Corp.........................       455,499     315,109
    50,000 Meridian Gold Inc. (a)....................       181,453     288,270
    45,000 CSA Management Limited Class "A'..........       256,926     272,863
    15,000 Placer Dome Inc...........................       172,950     167,813
    20,000 Pan American Silver Corp. (a).............        66,842     104,705
   100,000 Miramar Mining Corporation (a)............       202,289      76,209
                                                        ----------- -----------
                                                          2,053,447   2,096,076
                                                        ----------- -----------
           Australia (3.38%)
   795,000 Otter Gold Mines Limited (a)..............       771,004     364,361
   230,000 Otter Gold Mines Limited Warrants.........             0      21,961
 1,250,000 Perilya Mines N.L. (a)....................       708,478     186,987
   200,000 Tanganyika Gold...........................       142,336      42,012
                                                        ----------- -----------
                                                          1,621,818     615,321
                                                        ----------- -----------
           South Africa (20.77%)
   150,000 Gold Fields Limited.......................       909,143     865,666
   175,000 Harmony Gold Mining Company Ltd...........       800,312     821,023
   200,000 Driefontein Consolidated Ltd. ADR.........     1,212,792     800,000
    30,000 Anglogold Limited ADR.....................       702,714     603,750
   125,000 St. Helena Gold Mines Ltd. ADR............     1,034,856     296,875
    50,000 St. Helena Gold Mines Ltd.................       147,538     129,870
 2,000,000 Consolidated African Mines Limited........       288,659     259,740
                                                        ----------- -----------
                                                          5,096,014   3,776,924
                                                        ----------- -----------
           Switzerland (9.98%)
       250 Bank for International Settlements (U.S.
            Tranche).................................     1,863,268   1,405,965
       100 Bank for International Settlements (French
            Tranche).................................       672,277     407,957
                                                        ----------- -----------
                                                          2,535,545   1,813,922
                                                        ----------- -----------
           Miscellaneous (13.23%)
   494,000 Industrias Penoles, S.A. de C.V...........     1,457,387   1,541,155
 1,512,782 Compania Minera Arcata S.A................     1,448,082     476,574
    30,000 Lonmin plc................................       152,659     219,796
   115,000 Tronoh Mines Malaysia Berhad (d)..........       104,885     167,963
                                                        ----------- -----------
                                                          3,163,013   2,405,488
                                                        ----------- -----------
           Total Common and Preferred Stocks.........    28,420,185  17,990,819
                                                        ----------- -----------

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                                MARCH 31, 1999

 Principal                                              Cost         Value
  Amount                                              (Note 1)     (Note 1)
 ---------                                            --------     --------
           Bonds, Notes and Convertible Bonds
           U.S. Dollar Convertible Bonds (1.22%)
  $100,000 Dayton Mining Corporation 7% due
            4/01/2002 (b).........................   $   100,000  $    19,000
   350,000 Pegasus Gold Inc. 6 1/4% due 4/30/2002
            (a)(e)................................       385,500          875
   250,000 Pegasus Gold Inc. 6 1/4% due 4/30/2002
            (a)(b)(e).............................       220,951          625
   300,000 Agnico-Eagle Mines Limited 3 1/2% due
            1/27/2004.............................       249,904      201,000
                                                     -----------  -----------
           Total Bonds, Notes and Convertible
            Bonds.................................       956,355      221,500
                                                     -----------  -----------
           Total Investments (100.17%)............   $29,376,540*  18,212,319**
                                                     ===========
           Other liabilities in excess of assets
            (-0.17%)..............................                    (30,841)
                                                                  -----------
           Net assets (100.00%)...................                $18,181,478
                                                                  ===========

--------
(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d) Securites for which there are less than three market makers.
(e) In default as to principal and interest.
 * At March 31, 1999 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at March 31,
   1999 were $580,036 and $11,744,257, respectively (net depreciation was $11,164,221).
--------
See Notes to Financial Statements.

                                SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1999

 Credit  Principal                                       Cost         Value
 Rating+   Amount                                      (Note 1)     (Note 1)
 ------- ----------                                    --------     --------
                    Commercial Paper (100.73%)
   A1+   $1,900,000 Motorola Inc. 4.79% due
                    4/01/1999......................   $ 1,900,000  $ 1,900,000
   A1     1,372,000 American Express Credit
                    Corporation 4.92% due
                    4/01/1999......................     1,372,000    1,372,000
   A1       943,000 American Express Credit
                    Corporation 4.94% due
                    4/01/1999......................       943,000      943,000
   A1+    2,000,000 McDonald's Corporation 4.87%
                    due 4/05/1999..................     1,998,918    1,998,918
   A1     1,875,000 Ford Motor Credit Company 4.74%
                    due 4/05/1999..................     1,874,013    1,874,013
   A1+    1,573,000 Merrill Lynch & Co., Inc. 4.85%
                    due 4/05/1999..................     1,572,152    1,572,152
   A1+      850,000 Toyota Motor Credit Corporation
                    4.78% due 4/06/1999............       849,436      849,436
   A1       544,000 The Sherwin-Williams Company
                    4.83% due 4/06/1999............       543,635      543,635
   A1       460,000 General Motors Acceptance
                    Company 4.84% due 4/06/1999....       459,691      459,691
   A1+      205,000 The Coca-Cola Company 4.84% due
                    4/06/1999......................       204,862      204,862
   A1+    1,400,000 Toyota Motor Credit Corporation
                    4.78% due 4/07/1999............     1,398,885    1,398,885
   A1+      525,000 The Southland Corporation 4.87%
                    due 4/07/1999..................       524,574      524,574
   A1+    2,175,000 General Electric Capital
                    Corporation 4.81% due
                    4/08/1999......................     2,172,966    2,172,966
   A1+    2,000,000 The Coca-Cola Company 4.85% due
                    4/08/1999......................     1,998,114    1,998,114
   A1     1,740,000 General Motors Acceptance
                    Company 4.95% due 4/08/1999....     1,738,325    1,738,325
   A1     2,000,000 Toys "R' Us 4.83% due
                    4/09/1999......................     1,997,853    1,997,853
   A1       501,000 Air Products and Chemicals,
                    Inc. 4.82% due 4/09/1999.......       500,463      500,463
   A1     1,606,000 The Sherwin-Williams Company
                    4.83% due 4/12/1999............     1,603,630    1,603,630
   A1+      900,000 Emerson Electric Co. 4.81% due
                    4/12/1999......................       898,677      898,677
   A1     2,150,000 Lucent Technologies Inc. 4.80%
                    due 4/13/1999..................     2,146,560    2,146,560
   A1     1,107,000 Xerox Credit Corporation 4.83%
                    due 4/14/1999..................     1,105,069    1,105,069
   A1       990,000 Caterpillar Financial Services
                    Corporation 4.80% due
                    4/14/1999......................       988,284      988,284
   A1       475,000 The Walt Disney Company 4.72%
                    due 4/14/1999..................       474,190      474,190
   A1     1,225,000 Anheuser-Busch Companies, Inc.
                    4.75% due 4/16/1999............     1,222,576    1,222,576
   A1+      727,000 Merrill Lynch & Co., Inc. 4.83%
                    due 4/16/1999..................       725,537      725,537
   A1     1,675,000 The Walt Disney Company 4.76%
                    due 4/19/1999..................     1,671,014    1,671,014
   A1+      648,000 Emerson Electric Co. 4.81% due
                    4/20/1999......................       646,355      646,355
   A1+    2,175,000 Abbott Laboratories 4.78% due
                    4/22/1999......................     2,168,935    2,168,935
   A1       925,000 Anheuser-Busch Companies, Inc.
                    4.77% due 4/22/1999............       922,426      922,426
   A1     2,222,000 H. J. Heinz Company 4.83% due
                    4/28/1999......................     2,213,951    2,213,951
   A1+    1,650,000 The Southland Corporation 4.87%
                    due 4/29/1999..................     1,643,750    1,643,750
   A1+    2,175,000 E. I. du Pont de Nemours and
                    Company 4.80% due 5/04/1999....     2,165,430    2,165,430
   A1+    2,150,000 Fuji Photo Film Finance U.S.A.,
                    Inc. 4.86% due 5/11/1999.......     2,138,390    2,138,390
   A1       120,000 Caterpillar Financial Services
                    Corporation 4.83% due
                    5/17/1999......................       119,259      119,259
                                                      -----------  -----------
                    Total Commercial Paper.........   $44,902,920*  44,902,920
                                                      ===========
                    Other liabilities in excess of
                    assets (-0.73%)................                   (324,929)
                                                                   -----------
                    Net assets (100.00%)...........                $44,577,991
                                                                   ===========

--------
 * At March 31, 1999 cost is identical for both book and federal income tax purposes.
 + Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999

                               SoGen            SoGen         SoGen         SoGen
                         International Fund Overseas Fund   Gold Fund    Money Fund
                         ------------------ -------------  ------------  -----------
Assets:
  Investments, at value
   (cost:
   $2,086,884,655,
   $517,822,580,
   $29,376,540 and
   $44,902,920,
   respectively) (Note
   1)...................   $2,053,714,305   $446,956,785    $18,212,319  $44,902,920
  Cash..................        3,238,511      2,003,075            --        40,704
  Receivable for forward
   currency contracts
   held, at value (Notes
   1 and 6).............       20,003,441      6,537,847            539          --
  Receivable for
   investment securities
   sold.................       13,611,313      4,129,552      3,122,654          --
  Receivable for Fund
   shares sold..........        1,225,323        211,750         10,627       16,723
  Accrued interest and
   dividends
   receivable...........       15,942,549      4,053,279         81,118          --
  Prepaid expenses and
   other assets.........           60,547         12,443          1,059          395
                           --------------   ------------   ------------  -----------
      Total Assets......    2,107,795,989    463,904,731     21,428,316   44,960,742
                           --------------   ------------   ------------  -----------
Liabilities:
  Payable for Fund
   shares redeemed......       15,787,676      2,986,846      3,129,934      208,972
  Payable for investment
   securities
   purchased............        1,683,278        841,380            --           --
  Payable for forward
   currency contracts
   held, at value (Notes
   1 and 6).............        8,725,139      3,111,691          3,383          --
  Investment advisory
   fees payable
   (Note 2).............        4,364,833        331,162         15,677      135,648
  Distribution fees
   payable (Note 3).....        1,401,932        311,859         14,295          --
  Directors' fees
   payable (Note 2).....           10,100          7,766          1,567          602
  Accrued expenses and
   other liabilities....        1,035,297        310,604         81,982       37,529
                           --------------   ------------   ------------  -----------
      Total Liabili-
       ties.............       33,008,255      7,901,308      3,246,838      382,751
                           --------------   ------------   ------------  -----------
Net Assets:
  Capital stock (par
   value, $0.001 per
   share)...............           90,605         40,127          3,343       44,578
  Capital surplus.......    2,008,525,603    518,888,383     47,261,045   44,533,413
  Net unrealized
   appreciation
   (depreciation) on:
    Investments.........      (33,170,350)   (70,865,795)   (11,164,221)         --
    Forward currency
     contracts..........       11,278,302      3,426,156         (2,844)         --
    Foreign currency
     related
     transactions.......            3,606        (23,442)         1,212          --
  Undistributed net
   realized gains
   (losses) on
   investments .........       70,915,205      9,369,652    (18,153,439)         --
  Undistributed
   (overdistributed) net
   investment income....       17,144,763     (4,831,658)       236,382          --
                           --------------   ------------   ------------  -----------
      Net Assets (Note
       1)...............   $2,074,787,734   $456,003,423    $18,181,478  $44,577,991
                           ==============   ============   ============  ===========
Class A share capital...   $2,063,042,552   $453,182,420    $18,181,478  $44,577,991
Shares of beneficial
 interest outstanding--
 Class A (Note 5).......       90,091,666     39,879,094      3,343,031   44,577,991
  Net asset value per
   share................           $22.90         $11.36          $5.44        $1.00
  Maximum offering price
   per share............           $23.79         $11.81          $5.65        $1.00
Class I share capital...      $11,745,182     $2,821,003            --           --
Shares of beneficial
 interest outstanding--
 Class I (Note 5).......          512,901        248,115            --           --
  Net asset value per
   share................           $22.90         $11.37            --           --

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 1999

                                SoGen            SoGen         SoGen        SoGen
                          International Fund Overseas Fund   Gold Fund    Money Fund
                          ------------------ -------------  ------------  ----------
Investment Income:
  Income:
    Interest (net of
     $122,845, $54,323,
     $519 and $0 foreign
     taxes withheld,
     respectively)......    $  76,373,645    $  11,059,225  $     48,691  $1,609,085
    Dividends (net of
     $2,818,776,
     $1,140,229, $3,240
     and $0 foreign
     taxes withheld,
     respectively)......       46,610,292       14,773,855       929,405         --
                            -------------    -------------  ------------  ----------
     Total income from
      operations........      122,983,937       25,833,080       978,096   1,609,085
                            -------------    -------------  ------------  ----------
  Expenses:
    Investment advisory
     fees (Note 2)......       23,196,530        5,519,451       201,757     122,538
    Distribution fees--
     Class A (Note 3)...        7,601,223        1,826,014        67,234         --
    Shareholder
     servicing agent
     fees...............        3,709,702          848,286        64,132      21,171
    Custodian fees......        2,454,694          972,573        43,706      30,477
    Printing............          862,000          135,000         8,200       1,400
    Audit fees..........          135,000           65,000        39,000      13,500
    Insurance...........           75,851           32,894         1,720         810
    Registration and
     filing fees........           56,216           55,319         8,700      15,014
    Directors' fees
     (Note 2)...........           50,000           47,500         1,750         750
    Legal fees..........           45,000            7,513           199         100
    Amortization of
     deferred
     organization costs
     (Note 1)...........              --             3,619         3,634       3,612
    Miscellaneous.......           40,000           10,000         1,901         500
                            -------------    -------------  ------------  ----------
     Total expenses from
      operations........       38,226,216        9,523,169       441,933     209,872
                            -------------    -------------  ------------  ----------
  Expense reduction due
   to earnings credits
   (Note 1).............         (164,396)         (30,859)       (4,338)     (1,009)
  Expense reimbursements
   (Note 2).............          (30,997)          (9,036)          --          --
                            -------------    -------------  ------------  ----------
     Net expenses from
      operations........       38,030,823        9,483,274       437,595     208,863
                            -------------    -------------  ------------  ----------
  Net investment income
   (Note 1).............       84,953,114       16,349,806       540,501   1,400,222
                            -------------    -------------  ------------  ----------
Realized and Unrealized
 Gains (Losses) on
 Investments and Foreign
 Currency Related
 Transactions (Notes 1
 and 6):
  Net realized gains
   (losses) from:
    Investment
     transactions.......      168,296,693       39,308,008   (11,728,672)        --
    Foreign currency
     related
     transactions.......      (13,766,668)      (3,213,604)       54,741         --
                            -------------    -------------  ------------  ----------
                              154,530,025       36,094,404   (11,673,931)        --
                            -------------    -------------  ------------  ----------
  Change in unrealized
   appreciation
   (depreciation) of:
    Investments.........     (531,168,396)    (107,192,382)    3,982,640         --
    Foreign currency
     related
     transactions.......      (20,773,043)     (12,092,955)       (1,867)        --
                            -------------    -------------  ------------  ----------
                             (551,941,439)    (119,285,337)    3,980,773         --
                            -------------    -------------  ------------  ----------
  Net loss on
   investments and
   foreign currency
   related
   transactions.........     (397,411,414)     (83,190,933)   (7,693,158)        --
                            -------------    -------------  ------------  ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........    $(312,458,300)   $ (66,841,127) $ (7,152,657) $1,400,222
                            =============    =============  ============  ==========

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           SoGen
                                                    International Fund
                                              --------------------------------
                                                   Year Ended March 31,
                                              --------------------------------
                                                   1999             1998
                                              ---------------  ---------------
Operations:
 Net investment income....................... $    84,953,114  $   115,368,671
 Net realized gain (loss) from investments
  and foreign currency related transactions..     154,530,025      364,373,696
 Increase (decrease) in unrealized
  appreciation (depreciation) of investments
  and foreign currency related transactions..    (551,941,439)      56,631,442
                                              ---------------  ---------------
 Net increase (decrease) in net assets
  resulting from operations..................    (312,458,300)     536,373,809
                                              ---------------  ---------------
Distributions to Shareholders*:
 Dividends paid from net investment income--
  Class A....................................    (110,081,179)    (193,856,290)
 Distributions paid from net realized gains
  from investment transactions--Class A......    (202,307,763)    (209,531,019)
 Distributions paid from net realized gains
  from investment transactions--Class I......        (251,906)             --
                                              ---------------  ---------------
 Decrease in net assets resulting from
  distributions..............................    (312,640,848)    (403,387,309)
                                              ---------------  ---------------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold...............     236,922,214      636,061,215
 Net asset value of shares issued for
  reinvested dividends and distributions.....     298,148,526      376,079,758
 Cost of shares redeemed.....................  (1,870,638,096)  (1,017,481,210)
                                              ---------------  ---------------
 Increase (decrease) in net assets from Fund
  share transactions.........................  (1,335,567,356)      (5,340,237)
                                              ---------------  ---------------
 Net increase (decrease) in net assets.......  (1,960,666,504)     127,646,263
Net Assets (Note 1):
 Beginning of year...........................   4,035,454,238    3,907,807,975
                                              ---------------  ---------------
 End of year (including (overdistributed)
  undistributed net investment income of
  $17,144,763, $53,248,050, $(4,831,658),
  $15,129,045, $236,382, $(156,563), $0 and
  $0, respectively.)......................... $ 2,074,787,734  $ 4,035,454,238
                                              ===============  ===============


*Distributions per share:
Class A
 Investment income dividends.................           $0.83            $1.36
 Net realized short-term capital gains.......            0.04             0.15
 Net realized long-term capital gains........            1.55             1.32

                                                        -----            -----
 Total distributions per share...............           $2.42            $2.83

                                                        =====            =====
Class I
 Net realized long-term capital gains........           $0.52

                                                        =====

--------
See Notes to Financial Statements.

            SoGen                         SoGen                       SoGen
        Overseas Fund                   Gold Fund                  Money Fund
------------------------------  --------------------------  --------------------------
    Year Ended March 31,          Year Ended March 31,        Year Ended March 31,
------------------------------  --------------------------  --------------------------
     1999            1998           1999          1998          1999          1998
--------------  --------------  ------------  ------------  ------------  ------------
$   16,349,806  $   22,940,277  $    540,501  $    598,458  $  1,400,222  $    740,083
    36,094,404      92,039,636  (11,673,931)    (3,870,006)          --            --
  (119,285,337)    (24,805,575)    3,980,773   (10,687,910)          --            --
--------------  --------------  ------------  ------------  ------------  ------------
   (66,841,127)     90,174,338    (7,152,657)  (13,959,458)    1,400,222       740,083
--------------  --------------  ------------  ------------  ------------  ------------
   (36,599,856)    (56,572,364)    (721,767)    (1,698,298)   (1,400,222)     (740,083)
   (47,193,626)    (46,971,171)          --            --            --            --
      (290,203)            --            --            --            --            --
--------------  --------------  ------------  ------------  ------------  ------------
   (84,083,685)   (103,543,535)     (721,767)   (1,698,298)   (1,400,222)     (740,083)
--------------  --------------  ------------  ------------  ------------  ------------
   206,369,491     407,593,939    18,994,383    23,076,846   120,259,724    84,544,002
    80,886,809      95,642,644       676,938     1,544,469     1,222,356       630,970
  (687,431,699)   (436,078,395)  (25,110,669)  (30,119,535)  (95,946,703)  (79,260,149)
--------------  --------------  ------------  ------------  ------------  ------------
  (400,175,399)     67,158,188    (5,439,348)   (5,498,220)   25,535,377     5,914,823
--------------  --------------  ------------  ------------  ------------  ------------
  (551,100,211)     53,788,991   (13,313,772)  (21,155,976)   25,535,377     5,914,823

 1,007,103,634     953,314,643    31,495,250    52,651,226    19,042,614    13,127,791
--------------  --------------  ------------  ------------  ------------  ------------
$  456,003,423  $1,007,103,634  $ 18,181,478  $ 31,495,250  $ 44,577,991  $ 19,042,614
==============  ==============  ============  ============  ============  ============

         $0.57          $0.825         $0.21         $0.39         $0.05         $0.05
          0.04           0.075          0.00          0.00          0.00          0.00
          0.73           0.610          0.00          0.00          0.00          0.00

         -----          ------         -----         -----         -----         -----
         $1.34          $1.510         $0.00         $0.39         $0.05         $0.05

         =====          ======         =====         =====         =====         =====
         $0.25

         =====

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL STATEMENTS
Note 1--Significant Accounting Policies

  SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund are four separate portfolios of SoGen Funds, Inc. (the "Company"), an open-end management investment company registered under the Investment Com-pany Act of 1940, as amended (each individually a "Fund" or collectively the "Funds"). SoGen International Fund, Inc. was reorganized as a separate invest-ment portfolio of SoGen Funds, Inc. effective July 31, 1998. The following is a summary of significant accounting policies adhered to by the Funds.

  a) Security valuation--In the case of SoGen International Fund, SoGen Over-seas Fund and SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of SoGen Money Fund, portfolio securities are valued at their amortized cost, which approximates market value, subject to guidelines and procedures es-tablished by the Board of Directors in accordance with applicable SEC regula-tions. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

  b) Security transactions and income--Security transactions are accounted for on a trade date basis. The specific identification method is used in determin-ing realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the ac-crual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  c) Expenses--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in pro-portion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

  d) Foreign currency translation (SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund)--The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of each of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. Howev-er, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for real-ized gains and losses on debt obligations.

  e) Forward currency contracts (SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund)--In connection with portfolio purchases and sales of secu-rities denominated in foreign currencies, SoGen International Fund, SoGen Over-seas Fund and SoGen Gold Fund may enter into forward currency contracts. Addi-tionally, each Fund may enter into such contracts to hedge certain other for-eign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statements of operations.

                               SoGen Funds, Inc.

Note 1--Significant Accounting Policies (continued)

In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

  f) United States income taxes--No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to sharehold-ers all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund declare and pay such income divi-dends and capital gains distributions on an annual basis. SoGen Money Fund de-clares daily dividends, equivalent to net investment income, which are paid on a monthly basis. In addition, SoGen Gold Fund had a capital loss carryforward in the amount of $11,133,325; $789,246 of which will expire on March 31, 2005, $1,336,531 of which will expire on March 31, 2006, and $9,007,548 of which will expire on March 31, 2007.

  g) Reclassification of capital accounts--On the statements of assets and lia-bilities, as a result of certain differences in the computation of net invest-ment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income, un-distributed net realized gains on investments and capital surplus for SoGen In-ternational Fund, SoGen Overseas Fund and SoGen Gold Fund, as follows:

                                 Undistributed Net  Undistributed Net Realized    Capital
                                 Investment Income Gains (Losses) On Investments  Surplus
                                 ----------------- ----------------------------- ---------
     SoGen International Fund..    $(10,975,222)            $11,472,173          $(496,951)
     SoGen Overseas Fund.......    $    289,347             $  (198,262)         $ (91,085)
     SoGen Gold Fund...........    $    574,211             $  (610,761)         $  36,550

  h) Use of estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of reve-nues and expenses during the reporting period. Actual results could differ from those estimates.

  i) Deferred organization costs--Costs incurred in connection with the organi-zation of the Funds were amortized on a straight-line basis over a sixty-month period from the date each Fund commenced operations.

Note 2--Investment Advisory Agreements and Transactions with Related Persons

  Under the terms of investment advisory agreements each Fund pays Societe Generale Asset Management Corp. ("SGAM Corp.") an advisory fee for advisory services and facilities furnished, at an annual rate of the average daily net assets of that Fund as follows: SoGen International Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, SoGen Overseas Fund at 0.75%, SoGen Gold Fund at 0.75% and SoGen Money Fund at 0.40%. For the year ended March 31, 1999, the investment advisory fees paid or payable to SGAM Corp. were $23,196,530, $5,519,451, $201,757 and $122,538 for SoGen Interna-
tional Fund, SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respec-tively. SGAM Corp. has agreed to waive its advisory fee and, if necessary, re-imburse SoGen Money Fund through July 31, 1999 to the extent that SoGen Money Fund's aggregate expenses exceed 0.75%. No advisory fee waiver or expense reim-bursement for SoGen Money Fund was required for the year ended March 31, 1999; however, SGAM Corp. voluntarily reimbursed the Class I shares of SoGen Interna-tional Fund and SoGen Overseas Fund in the amounts of $30,997 and $9,036, re-spectively.

                               SoGen Funds, Inc.

Note 2--Investment Advisory Agreements and Transactions with Related Persons (continued)

  For the year ended March 31, 1999, SG Cowen Securities Corporation ("SGCS"), the principal underwriter, realized $326,153, $80,285 and $5,108 in dealer's and underwriter's commissions, after reallowance to others, pertaining to the sale of shares of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively. Societe Generale, a stockholder of SGAM Corp. and SGCS, re-ceived dealer's commissions of $13,990, $0 and $0 pertaining to the sale of shares of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, Societe Generale or its affiliates received $136,233, $92,940 and $3,278 in broker's commissions for portfolio transactions executed on behalf of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively.

  Each director who is not an officer of the Company or an employee of SGAM Corp., SGCS or its corporate affiliates is paid an annual fee of $12,000 plus $2,000 for each meeting attended. For the year ended March 31, 1999 such fees amounted to $50,000, $47,500, $1,750 and $750 for SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

Note 3--Plans of Distribution (SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund)

  Under the terms of the Distribution Plans and Agreements ("the Plans") with SGCS, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund pay SGCS quarterly, a distribution fee at an annual rate of up to 0.25% of each Fund's average daily net assets. Under the Plan, SGCS must apply the full amounts received from a Fund to actual distribution expenses incurred during the Fund's fiscal year, including the payment of fees to dealers selling Class A shares of the Fund, the payment of advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

  SGCS bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended March 31, 1999 the distribution fees paid or payable to SGCS by SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund were $7,601,223, $1,826,014 and $67,234, respectively.

Note 4--Purchases and Sales of Securities

  During the year ended March 31, 1999 the aggregate cost of purchases of in-vestments, excluding U.S. Government obligations and short-term securities, to-taled $227,877,262, $66,989,813 and $9,792,343 for SoGen International Fund,
SoGen Overseas Fund and SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $1,212,558,524, $472,244,512 and $15,173,789 for SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively. During the same period, the cost of pur-chases and proceeds from sales of U.S. Government obligations totaled $53,001,133 and $142,147,803, respectively, for SoGen International Fund.

Note 5--Capital Stock

  Transactions in shares of capital stock were as follows:

                                 SoGen                   SoGen
                           International Fund        Overseas Fund
                          ---------------------  -----------------------    SoGen        SoGen
                            Class A    Class I     Class A     Class I    Gold Fund   Money Fund
                          -----------  --------  -----------  ----------  ----------  -----------
Year Ended March 31, 1999
 Shares sold............    8,905,772   612,688   15,769,843   1,561,690   3,021,250  120,259,724
 Shares issued for
  reinvested
  dividends and
  distributions.........   12,331,204    10,427    6,673,184      26,406     121,893    1,222,356
 Shares redeemed........  (78,320,991) (110,214) (57,045,845) (1,339,981) (4,107,084) (95,946,703)
                          -----------  --------  -----------  ----------  ----------  -----------
 Net increase
  (decrease)............  (57,084,015)  512,901  (34,602,818)    248,115    (963,941)  25,535,377
                          ===========  ========  ===========  ==========  ==========  ===========

                               SoGen Funds, Inc.

Note 5--Capital Stock (continued)

                               SoGen
                           International     SoGen       SoGen        SoGen
                               Fund      Overseas Fund Gold Fund   Money Fund
                           ------------- ------------- ----------  -----------
Year Ended March 31, 1998
  Shares sold.............   22,874,430    29,811,448   2,680,555   84,544,002
  Shares issued for
   reinvested dividends
   and distributions......   14,971,308     7,983,478     218,395      630,970
  Shares redeemed.........  (37,127,256)  (32,183,366) (3,558,392) (79,260,149)
                            -----------   -----------  ----------  -----------
  Net increase (de-
   crease)................      718,482     5,611,560    (659,442)   5,914,823
                            ===========   ===========  ==========  ===========

Note 6--Commitments

  As of March 31, 1999, SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation (depreciation) of $11,278,302, $3,426,156, $(2,844), respectively.

SoGen International Fund

Transaction Hedges:

Foreign Currency Purchases

Settlement                                 U.S. $ Value at      U.S $        Unrealized      Unrealized
  Dates          Foreign Currency To          March 31,         To Be      Appreciation at Depreciation at
 Through             Be Received                1999          Delivered    March 31, 1999  March 31, 1999
----------  ------------------------------ --------------- --------------- --------------- ---------------
 4/08/99      1,044,217 Pound Sterling       $1,683,278      $1,689,519              --           $(6,241)
                                             ----------      ----------     ------------    -------------

Foreign Currency Sales

Settlement                                      U.S $      U.S. $ Value at   Unrealized      Unrealized
  Dates          Foreign Currency To            To Be         March 31,    Appreciation at Depreciation at
 Through             Be Delivered             Received          1999       March 31, 1999  March 31, 1999
----------  ------------------------------ --------------- --------------- --------------- ---------------
 4/01/99        169,023 Deutsche Mark        $   92,819      $   93,269              --          $   (450)
 4/01/99        196,276 Swiss Franc             132,172         132,592              --              (420)
 4/05/99        562,276 Canadian Dollar         372,122         372,615              --              (493)
 4/05/99     44,138,109 Greek Drachma           145,526         146,177              --              (651)
 4/05/99    516,964,443 Japanese Yen          4,312,731       4,354,668              --           (41,937)
 4/06/99         65,670 New Zealand Dollar       35,168          35,202              --               (34)
 4/07/99      1,066,567 Swedish Krona           129,744         129,480           $  264              --
 4/08/99      2,077,424 Norwegian Krone         266,349         268,345              --            (1,996)
 4/09/99        717,753 Pound Sterling        1,159,794       1,157,018            2,776              --
 4/30/99      1,390,452 Euro                  1,495,629       1,500,645              --            (5,016)
                                             ----------      ----------     ------------    -------------
                                              8,142,054       8,190,011            3,040          (50,997)
                                             ----------      ----------     ------------    -------------

                               SoGen Funds, Inc.

Note 6--Commitments (continued)

Portfolio Hedges:

                                                                                Unrealized      Unrealized
Settlement                                         U.S $      U.S. $ Value at Appreciation at Depreciation at
  Dates            Foreign Currency To             To Be         March 31,       March 31,       March 31,
 Through              Be Delivered               Received          1999            1999            1999
----------  --------------------------------- --------------- --------------- --------------- ---------------
 5/05/99                 0 Pound Sterling      $  5,513,505    $  5,437,007     $    76,498             --
 7/01/99       480,666,000 French Franc         110,723,573     102,492,033       8,231,540             --
 7/08/99       131,213,000 Deutsche Mark        133,563,332     127,241,026       6,322,306             --
 7/15/99                 0 Australian Dollar     52,055,761      52,563,304             --      $  (507,543)
 7/22/99       113,316,000 Swiss Franc          129,709,076     124,360,767       5,348,309             --
 9/01/99           220,000 Euro                     257,115         235,367          21,748             --
 11/13/00   18,669,624,000 Japanese Yen         245,218,419     249,015,992             --       (3,797,573)
 10/05/01       68,800,000 New Zealand Dollar    60,910,582      65,273,367             --       (4,362,785)
                                               ------------    ------------     -----------     -----------
                                                737,951,363     726,618,863      20,000,401      (8,667,901)
                                               ------------    ------------     -----------     -----------
                                               $747,776,695    $736,498,393     $20,003,441     $(8,725,139)
                                               ============    ============     ===========     ===========

SoGen Overseas Fund

Transaction Hedges:

Foreign Currency Purchases

                                                                                Unrealized      Unrealized
Settlement                                    U.S. $ Value at      U.S $      Appreciation at Depreciation at
  Dates            Foreign Currency To           March 31,         To Be         March 31,       March 31,
 Through               Be Received                 1999          Delivered         1999            1999
----------  --------------------------------- --------------- --------------- --------------- ---------------
 4/08/99           521,948 Pound Sterling      $    841,380    $    844,597             --      $    (3,217)
                                               ------------    ------------     -----------     -----------

Foreign Currency Sales

                                                                                Unrealized      Unrealized
Settlement                                         U.S $      U.S. $ Value at Appreciation at Depreciation at
  Dates            Foreign Currency To             To Be         March 31,       March 31,       March 31,
 Through              Be Delivered               Received          1999            1999            1999
----------  --------------------------------- --------------- --------------- --------------- ---------------
 4/05/99       230,772,785 Japanese Yen        $  1,929,156    $  1,943,923             --      $   (14,767)
 4/06/99            49,576 New Zealand Dollar        26,556          26,575             --              (19)
 4/07/99           259,334 Swiss Franc              174,838         175,190             --             (352)
 4/07/99           533,283 Swedish Krona             64,872          64,740     $       132             --
 4/08/99         1,244,620 Norwegian Krone          159,573         160,770             --           (1,197)
 4/09/99           359,753 Pound Sterling           581,690         579,922           1,768             --
 4/30/99           844,405 Euro                     909,224         911,325             --           (2,101)
                                               ------------    ------------     -----------     -----------
                                                  3,845,909       3,862,445           1,900         (18,436)
                                               ------------    ------------     -----------     -----------

                               SoGen Funds, Inc.

Note 6--Commitments (continued)

Portfolio Hedges:

Settlement                                      U.S $     U.S. $ Value at   Unrealized      Unrealized
  Dates           Foreign Currency To           To Be        March 31,    Appreciation at Depreciation at
 Through              Be Delivered             Received        1999       March 31, 1999  March 31, 1999
----------  -------------------------------- ------------ --------------- --------------- ---------------
 4/07/99       37,627,000 Swiss Franc        $ 55,893,644  $ 54,202,431     $1,691,213              --
 4/14/99       43,052,500 Deutsche Mark        51,648,359    49,581,835      2,066,524              --
 5/05/99                0 Pound Sterling        1,683,765     1,669,621         14,144              --
 7/01/99      154,009,400 French Franc         41,206,314    38,442,248      2,764,066              --
 7/15/99                0 Australian Dollar    27,795,479    27,945,508            --       $  (150,029)
 11/13/00   8,235,775,800 Japanese Yen        125,381,844   126,765,845            --        (1,384,001)
 10/05/01      25,451,900 New Zealand Dollar   21,311,354    22,867,362            --        (1,556,008)
                                             ------------  ------------     ----------      -----------
                                              324,920,759   321,474,850      6,535,947       (3,090,038)
                                             ------------  ------------     ----------      -----------
                                             $329,608,048  $326,181,892     $6,537,847      $(3,111,691)
                                             ============  ============     ==========      ===========

SoGen Gold Fund

Transaction Hedges:

Foreign Currency Sales

Settlement                                      U.S $     U.S. $ Value at   Unrealized      Unrealized
  Dates           Foreign Currency To           To Be        March 31,    Appreciation at Depreciation at
 Through              Be Delivered             Received        1999       March 31, 1999  March 31, 1999
----------  -------------------------------- ------------ --------------- --------------- ---------------
 4/06/99          669,152 Canadian Dollar    $    442,821  $    443,440            --       $      (619)
 4/06/99          177,726 Mexican Peso             18,649        18,669            --               (20)
 4/06/99        2,696,097 South African Rand      436,651       437,678            --            (1,027)
 4/07/99          207,323 Australian Dollar       130,255       131,972            --            (1,717)
 4/07/99          424,125 Swiss Franc             286,967       286,513     $      454              --
 4/09/99          111,789 Pound Sterling          180,289       180,204             85              --
                                             ------------  ------------     ----------      -----------
                                             $  1,495,632  $  1,498,476     $      539      $    (3,383)
                                             ============  ============     ==========      ===========

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                                      Year Ended March 31,
                          ----------------------------------------------------
                                1999             1998    1997    1996    1995
                          -------------------   ------  ------  ------  ------
                          Class A   Class I .
                          -------   ---------
SoGen International Fund
Selected Per Share Data
 Net asset value,
  beginning of year.....  $27.42     $24.59     $26.68  $26.09  $23.20  $23.32
                          ------     ------     ------  ------  ------  ------
 Income (loss) from
  investment operations:
 Net investment income
  ......................    0.63       0.30       1.47    1.03    1.06    0.10
 Net realized and
  unrealized gains
  (losses) on
  investments...........   (2.73)     (1.47)      2.10    1.39    3.37    0.49
                          ------     ------     ------  ------  ------  ------
  Total from investment
   operations...........   (2.10)     (1.17)      3.57    2.42    4.43    0.59
                          ------     ------     ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income.....   (0.83)       --       (1.36)  (1.09)  (0.81)  (0.15)
 Distributions from
  capital gains.........   (1.59)     (0.52)     (1.47)  (0.74)  (0.73)  (0.56)
                          ------     ------     ------  ------  ------  ------
  Total distributions...   (2.42)     (0.52)     (2.83)  (1.83)  (1.54)  (0.71)
                          ------     ------     ------  ------  ------  ------
 Net asset value, end of
  year..................  $22.90     $22.90     $27.42  $26.68  $26.09  $23.20
                          ======     ======     ======  ======  ======  ======
 Total Return++.........   (7.95%)    (4.72%)#   14.35%   9.48%  19.57%   2.63%
 Ratios and Supplemental
  Data
 Net assets, end of year
  (millions)............  $2,063        $12     $4,035  $3,908  $3,033  $1,922
 Ratio of operating
  expenses to average
  net assets+...........    1.23%      1.01%*     1.18%   1.21%   1.25%   1.26%
 Ratio of net investment
  income to average net
  assets+...............    2.75%      3.04%*     2.80%   3.08%   3.71%   2.70%
 Portfolio turnover
  rate..................    9.89%      9.89%     20.63%  12.85%   9.64%  12.96%
                                      Year Ended March 31,
                          ----------------------------------------------------
                                1999             1998    1997    1996    1995
                          -------------------   ------  ------  ------  ------
                          Class A   Class I .
                          -------   ---------
SoGen Overseas Fund
Selected Per Share Data
 Net asset value,
  beginning of year.....  $13.52     $12.31     $13.84  $13.26  $11.65  $11.54
                          ------     ------     ------  ------  ------  ------
 Income (loss) from
  investment operations:
 Net investment income..    0.15       0.41       0.88    0.61    0.48    0.14
 Net realized and
  unrealized gains
  (losses) on
  investments...........   (0.97)     (1.10)      0.31    0.95    1.74    0.04
                          ------     ------     ------  ------  ------  ------
  Total from investment
   operations...........   (0.82)     (0.69)      1.19    1.56    2.22    0.18
                          ------     ------     ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income.....   (0.57)       --       (0.83)  (0.60)  (0.44)  (0.05)
 Distributions from
  capital gains.........   (0.77)     (0.25)     (0.68)  (0.38)  (0.17)  (0.02)
                          ------     ------     ------  ------  ------  ------
  Total distributions...   (1.34)     (0.25)     (1.51)  (0.98)  (0.61)  (0.07)
                          ------     ------     ------  ------  ------  ------
 Net asset value, end of
  year..................  $11.36     $11.37     $13.52  $13.84  $13.26  $11.65
                          ======     ======     ======  ======  ======  ======
 Total Return++.........   (6.46%)    (5.53%)#   10.00%  12.16%  19.47%   1.56%
 Ratios and Supplemental
  Data
 Net assets, end of year
  (millions)............    $453         $3     $1,007    $953    $647    $439
 Ratio of operating
  expenses to average
  net assets+...........    1.29%      1.03%*     1.22%   1.27%   1.37%   1.40%
 Ratio of net investment
  income to average net
  assets+...............    2.22%      1.97%*     2.20%   2.28%   3.31%   2.29%
 Portfolio turnover
  rate..................    9.31%      9.31%     22.13%  15.18%   9.46%   3.16%

--------
See Notes to Financial Highlights.

                               SoGen Funds, Inc.

                                           Year Ended March 31,
                                    -----------------------------------------
                                     1999     1998     1997     1996    1995
                                    ------   ------   ------   ------  ------
SoGen Gold Fund
Selected Per Share Data
 Net asset value, beginning of
  year............................   $7.31   $10.60   $12.25   $11.28  $11.42
                                    ------   ------   ------   ------  ------
 Income (loss) from investment
  operations:
 Net investment income............    0.16     0.13     0.26     0.24    0.08
 Net realized and unrealized gains
  (losses) on investments.........   (1.82)   (3.03)   (1.75)    1.35   (0.10)
                                    ------   ------   ------   ------  ------
  Total from investment
   operations.....................   (1.66)   (2.90)   (1.49)    1.59   (0.02)
                                    ------   ------   ------   ------  ------
 Less distributions:
 Dividends from net investment
  income..........................   (0.21)   (0.39)   (0.14)   (0.35)  (0.04)
 Distributions from capital
  gains...........................     --       --     (0.02)   (0.27)  (0.08)
                                    ------   ------   ------   ------  ------
  Total distributions.............   (0.21)   (0.39)   (0.16)   (0.62)  (0.12)
                                    ------   ------   ------   ------  ------
 Net asset value, end of year.....   $5.44    $7.31   $10.60   $12.25  $11.28
                                    ======   ======   ======   ======  ======
 Total Return++...................  (22.77%) (27.23%) (12.21%)  14.81%  (0.14%)
 Ratios and Supplemental Data
 Net assets, end of year
  (millions)......................     $18      $31      $53      $63     $51
 Ratio of operating expenses to
  average net assets+.............    1.62%    1.55%    1.45%    1.41%   1.46%
 Ratio of net investment income to
  average net assets+.............    2.01%    1.47%    1.20%    1.29%   0.79%
 Portfolio turnover rate..........   37.73%   11.20%   16.83%   22.40%  11.56%

                                           Year Ended March 31,
                                    -----------------------------------------
                                     1999     1998     1997     1996    1995
                                    ------   ------   ------   ------  ------
SoGen Money Fund
Selected Per Share Data
 Net asset value, beginning of
  year............................  $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
                                    ------   ------   ------   ------  ------
 Income from investment
  operations:
 Net investment income............    0.05     0.05     0.05     0.05    0.04
                                    ------   ------   ------   ------  ------
  Total from investment
   operations.....................    0.05     0.05     0.05     0.05    0.04
                                    ------   ------   ------   ------  ------
 Less distributions:
 Dividends from net investment
  income..........................   (0.05)   (0.05)   (0.05)   (0.05)  (0.04)
                                    ------   ------   ------   ------  ------
  Total distributions.............   (0.05)   (0.05)   (0.05)   (0.05)  (0.04)
                                    ------   ------   ------   ------  ------
 Net asset value, end of year.....  $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
                                    ======   ======   ======   ======  ======
 Total Return.....................    4.73%    4.97%    4.61%    5.03%   4.13%
 Ratios and Supplemental Data
 Net assets, end of year
  (millions)......................     $45      $19      $13       $8     $10
 Ratio of operating expenses to
  average net assets+.............    0.69%    0.75%    0.75%    0.75%   0.75%
 Ratio of net investment income to
  average net assets+.............    4.60%    4.92%    4.63%    4.98%   4.14%

--------
See Notes to Financial Highlights.

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL HIGHLIGHTS

 . July 31, 1998 inception date for Class I shares.

* Annualized

# Not annualized.

++Does not give effect to the deduction of the sales load.

+ The ratio of operating expenses to average net assets without the effect of earnings credits, investment advisory fee waivers and expense reimbursements are as follows:

                                               Year Ended March 31,
                                       ----------------------------------------
                                             1999
                                       -----------------
                                       Class A Class I . 1998  1997  1996  1995
                                       ------- --------- ----  ----  ----  ----
   SoGen International Fund...........  1.24%    1.63%   1.19% 1.21% 1.25% 1.26%
   SoGen Overseas Fund................  1.29%    1.21%   1.22% 1.27% 1.38% 1.40%
   SoGen Gold Fund....................  1.64%     --     1.56% 1.46% 1.43% 1.46%
   SoGen Money Fund...................  0.69%     --     1.01% 1.14% 0.97% 1.55%

   The ratio of net investment income to average net assets without the effect of earnings credits, investment advisory fee waiver and expense reimburse-ment are as follows:

                                               Year Ended March 31,
                                       ----------------------------------------
                                             1999
                                       -----------------
                                       Class A Class I . 1998  1997  1996  1995
                                       ------- --------- ----  ----  ----  ----
   SoGen International Fund...........  2.74%    2.42%   2.80% 3.08% 3.71% 2.70%
   SoGen Overseas Fund................  2.22%    1.79%   2.20% 2.27% 3.30% 2.29%
   SoGen Gold Fund....................  1.99%     --     1.46% 1.19% 1.26% 0.79%
   SoGen Money Fund...................  4.60%     --     4.66% 4.26% 4.76% 3.34%

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
SoGen Funds, Inc.:

  We have audited the accompanying statements of assets and liabilities of SoGen Funds, Inc. consisting of SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund, and SoGen Money Fund, including the schedules of investments, as of March 31, 1999, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our au-dits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with custodians. As to securities purchased or sold but not yet received or delivered, we performed other appropriate au-diting procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SoGen Funds, Inc., consisting of SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund, and SoGen Money Fund, as of March 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and their financial high-lights for each of the years in the five year period then ended in conformity with generally accepted accounting principles.

                                                    /s/ KPMG LLP

New York, New York
May 17, 1999

                               SoGen Funds, Inc.

                                TAX INFORMATION
                        FISCAL YEAR ENDED MARCH 31, 1999
                                  (UNAUDITED)

  The following tax information represents the designation of various tax bene-fits relating to the fiscal year ended March 31, 1999:

CORPORATE DIVIDENDS RECEIVED DEDUCTION

  The percentage of investment company taxable income eligible for the divi-dends received deduction available to certain corporate shareholders with re-spect to the fiscal year ended March 31, 1999 are as follows:

     SoGen International Fund..........  7.43%
     SoGen Overseas Fund...............  0.32%
     SoGen Gold Fund................... 56.05%
     SoGen Money Fund..................   -- %

CAPITAL GAINS DISTRIBUTIONS

  Capital gains distributions paid to shareholders by the Funds during the fis-cal year ended March 31, 1999, whether taken in shares or in cash, were desig-nated as follows:

     SoGen International Fund........ $197,235,306
     SoGen Overseas Fund............. $ 44,901,829
     SoGen Gold Fund................. $        --
     SoGen Money Fund................ $        --

FOREIGN SOURCE INCOME AND FOREIGN TAX CREDITS

  For the fiscal year ended March 31, 1999, the income received from sources within foreign countries and possessions of the United States, and foreign taxes paid by the portfolios to such countries were as follows:

                                           Net Foreign Amount   Foreign   Amount
                                             Source     Per   Withholding  Per
                                             Income    Share      Tax     Share
                                           ----------- ------ ----------- ------
     SoGen International Fund............. $47,501,095 $0.52  $2,942,245  $0.03
     SoGen Overseas Fund.................. $17,485,205 $0.44  $1,206,466  $0.03
     SoGen Gold Fund...................... $       --  $ --   $      --   $ --
     SoGen Money Fund..................... $       --  $ --   $      --   $ --

U.S. TREASURY PERCENTAGES

  For the fiscal year ended March 31, 1999, dividends paid from ordinary income derived from interest on direct obligations of the United States government were as follows:

     SoGen International Fund........... 6.04%
     SoGen Overseas Fund................  -- %
     SoGen Gold Fund....................  -- %
     SoGen Money Fund...................  -- %

  In addition, during each of the Fund's fiscal quarters, the percentage of the fair market value of the Fund's assets represented by direct obligations of the United States government did not exceed 50%.

  The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (financial reporting) purposes and Internal Revenue Service
(tax) purposes.

                               SoGen Funds, Inc.
                          1221 Avenue of the Americas
                              New York, NY 10020

DIRECTORS AND OFFICERS

Directors
Philippe Collas                Dominique Raillard
Jean-Marie Eveillard           Nathan Snyder
Fred J. Meyer

Officers

Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Edwin S. Olsen...................................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Carol Moreno................................................Assistant Secretary
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                        UNDERWRITER
Societe Generale Asset Management Corp.   SG Cowen Securities Corporation
1221 Avenue of the Americas               1221 Avenue of the Americas
New York, NY 10020                        New York, NY 10020


LEGAL COUNSEL                             INDEPENDENT AUDITORS
Dechert Price & Rhoads                    KPMG LLP
30 Rockefeller Plaza                      757 Third Avenue
New York, NY 10112                        New York, NY 10017


DOMESTIC CUSTODIAN                        GLOBAL CUSTODIAN
Investors Fiduciary Trust Company         The Chase Manhattan Bank
801 Pennsylvania                          4 Chase MetroTech Center
Kansas City, MO 64105                     Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Funds, Inc.

[GRAPHIC]

SOGEN FUNDS, INC.

1221 Avenue of the Americas
New York, NY 10020
(800) 334-2143